UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08922

Mutual of America Institutional Funds, Inc.

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Institutional Funds, Inc.

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.1%)
Advance Auto Parts, Inc.	24	3,579
Amazon.com, Inc.*	130	108,850
AutoNation, Inc.*	25	1,218
AutoZone, Inc.*	10	7,683
Bed Bath & Beyond, Inc.	57	2,457
Best Buy Co., Inc.	97	3,703
BorgWarner, Inc.	71	2,498
CarMax, Inc.*	65	3,468
Carnival Corp.	146	7,128
CBS Corp. Cl B	131	7,171
Charter Communications, Inc. Cl A*	71	19,168
Chipotle Mexican Grill, Inc.*	9	3,812
Coach, Inc.	87	3,181
Comcast Corp. Cl A	795	52,740
D.R. Horton, Inc.	122	3,684
Darden Restaurants, Inc.	39	2,391
Delphi Automotive PLC	89	6,347
Discovery Communications, Inc. Cl A*	50	1,346
Discovery Communications, Inc. Cl C*	78	2,052
Disney (Walt) Co.	490	45,501
Dollar General Corp.	86	6,019
Dollar Tree, Inc.*	76	5,999
Expedia, Inc.	39	4,552
Foot Locker, Inc.	46	3,115
Ford Motor Co.	1,315	15,872
Gap, Inc.	78	1,735
Garmin Ltd.	39	1,876
General Motors Co.	475	15,091
Genuine Parts Co.	50	5,023
Goodyear Tire & Rubber Co.	95	3,069
H&R Block, Inc.	82	1,898
Hanesbrands, Inc.	118	2,980
Harley-Davidson, Inc.	60	3,155
Harman Int’l. Industries, Inc.	23	1,942
Hasbro, Inc.	39	3,094
Home Depot, Inc.	409	52,630
Interpublic Group of Cos., Inc.	136	3,040
Johnson Controls Int’l. PLC	316	14,703
Kohl’s Corp.	57	2,494
L Brands, Inc.	78	5,520
Leggett & Platt, Inc.	50	2,279
Lennar Corp. Cl A	69	2,921
LKQ Corp.*	104	3,688
Lowe’s Cos., Inc.	293	21,158
Macy’s, Inc.	103	3,816
Marriott International, Inc. Cl A	105	7,070
Mattel, Inc.	117	3,543
McDonald’s Corp.	282	32,532
Michael Kors Hldgs. Ltd.*	52	2,433
Mohawk Industries, Inc.*	21	4,207
Netflix, Inc.*	142	13,994
Newell Brands, Inc.	158	8,320
News Corp. Cl A	135	1,887
News Corp. Cl B	43	611
NIKE, Inc. Cl B	443	23,324
Nordstrom, Inc.	36	1,868

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

O’Reilly Automotive, Inc.*	32	8,964
Omnicom Group, Inc.	80	6,800
Priceline Group Inc.*	16	23,544
PulteGroup, Inc.	94	1,884
PVH Corp.	28	3,094
Ralph Lauren Corp.	19	1,922
Ross Stores, Inc.	129	8,295
Royal Caribbean Cruises Ltd.	55	4,122
Scripps Networks Interactive, Inc. Cl A	31	1,968
Signet Jewelers Ltd.	24	1,789
Staples, Inc.	214	1,830
Starbucks Corp.	491	26,583
Target Corp.	187	12,843
TEGNA, Inc.	59	1,290
Tiffany & Co.	34	2,469
Time Warner, Inc.	255	20,301
TJX Cos., Inc.	220	16,452
Tractor Supply Co.	44	2,963
TripAdvisor, Inc.*	40	2,527
Twenty-First Century Fox, Inc. Cl A	362	8,768
Twenty-First Century Fox, Inc. Cl B	152	3,760
Ulta Salon, Cosmetics & Fragrances, Inc.*	19	4,522
Under Armour, Inc. Cl A*	62	2,398
Under Armour, Inc. Cl C*	54	1,828
Urban Outfitters, Inc.*	33	1,139
V.F. Corp.	110	6,166
Viacom, Inc. Cl B	115	4,382
Whirlpool Corp.	26	4,216
Wyndham Worldwide Corp.	37	2,491
Wynn Resorts Ltd.	28	2,728
Yum! Brands, Inc.	126	11,442

		778,915

CONSUMER STAPLES (5.6%)
Altria Group, Inc.	647	40,910
Archer-Daniels-Midland Co.	191	8,054
Brown-Forman Corp. Cl B	66	3,131
Campbell Soup Co.	66	3,610
Church & Dwight Co., Inc.	91	4,361
Clorox Co.	45	5,633
Coca-Cola Co.	1,296	54,847
Colgate-Palmolive Co.	299	22,168
ConAgra Foods, Inc.	142	6,690
Constellation Brands, Inc. Cl A	59	9,823
Costco Wholesale Corp.	145	22,114
Coty, Inc. Cl A	22	517
CVS Health Corp.	353	31,413
Dr. Pepper Snapple Group, Inc.	62	5,661
Estee Lauder Cos., Inc. Cl A	70	6,199
General Mills, Inc.	198	12,648
Hershey Co.	45	4,302
Hormel Foods Corp.	85	3,224
J.M. Smucker Co.	40	5,422
Kellogg Co.	86	6,662
Kimberly-Clark Corp.	121	15,263
Kraft Heinz Co.	196	17,544
Kroger Co.	315	9,349
McCormick & Co., Inc.	38	3,797
Mead Johnson Nutrition Co.	63	4,978
Molson Coors Brewing Co. Cl B	60	6,588
Mondelez International, Inc. Cl A	516	22,652
Monster Beverage Corp.*	47	6,900

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

PepsiCo, Inc.	478	51,992
Philip Morris Int’l., Inc.	515	50,068
Proctor & Gamble Co.	882	79,160
Reynolds American, Inc.	275	12,966
Sysco Corp.	173	8,479
Tyson Foods, Inc. Cl A	100	7,467
Wal-Mart Stores, Inc.	506	36,493
Walgreens Boots Alliance, Inc.	285	22,977
Whole Foods Market, Inc.	107	3,033

		617,095

ENERGY (4.1%)
Anadarko Petroleum Corp.	182	11,532
Apache Corp.	125	7,984
Baker Hughes, Inc.	140	7,066
Cabot Oil & Gas Corp.	151	3,896
Chesapeake Energy Corp.*	253	1,586
Chevron Corp.	624	64,222
Cimarex Energy Co.	33	4,434
Concho Resources, Inc.*	48	6,593
ConocoPhillips	417	18,127
Devon Energy Corp.	179	7,896
EOG Resources, Inc.	181	17,505
EQT Corp.	60	4,357
Exxon Mobil Corp.	1,380	120,446
FMC Technologies, Inc.*	67	1,988
Halliburton Co.	283	12,701
Helmerich & Payne, Inc.	32	2,154
Hess Corp.	92	4,933
Kinder Morgan, Inc.	629	14,549
Marathon Oil Corp.	302	4,775
Marathon Petroleum Corp.	169	6,860
Murphy Oil Corp.	48	1,459
National Oilwell Varco, Inc.	131	4,813
Newfield Exploration Co.*	60	2,608
Noble Energy, Inc.	145	5,182
Occidental Petroleum Corp.	257	18,740
ONEOK, Inc.	67	3,443
Phillips 66	148	11,921
Pioneer Natural Resources Co.	55	10,211
Range Resources Corp.	65	2,519
Schlumberger Ltd.	459	36,096
Southwestern Energy Co.*	176	2,436
Spectra Energy Corp.	231	9,875
Tesoro Corp.	38	3,023
Transocean Ltd.*	133	1,418
Valero Energy Corp.	151	8,003
Williams Cos., Inc.	225	6,914

		452,265

FINANCIALS (9.3%)
Affiliated Managers Group, Inc.*	17	2,460
Aflac, Inc.	137	9,846
Allstate Corp.	126	8,717
American Express Co.	260	16,650
American Int’l. Group, Inc.	338	20,057
Ameriprise Financial, Inc.	55	5,487
Aon PLC	89	10,012
Assurant, Inc.	21	1,937
Bank of America Corp.	3,370	52,741
Bank of New York Mellon Corp.	350	13,958
BB&T Corp.	275	10,373
Berkshire Hathaway, Inc. Cl B*	627	90,583

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

BlackRock, Inc.	41	14,861
Capital One Financial Corp.	166	11,924
Charles Schwab Corp.	399	12,596
Chubb Ltd.	153	19,167
Cincinnati Financial Corp.	49	3,696
Citigroup, Inc.	960	45,341
Citizens Financial Group, Inc.	177	4,374
CME Group, Inc.	112	11,706
Comerica, Inc.	53	2,508
Discover Financial Svcs.	138	7,804
E*Trade Financial Corp.*	87	2,533
Fifth Third Bancorp	240	4,910
Franklin Resources, Inc.	122	4,340
Gallagher (Arthur J.) & Co.	61	3,103
Goldman Sachs Group, Inc.	125	20,159
Hartford Financial Svcs. Group, Inc.	131	5,609
Huntington Bancshares, Inc.	379	3,737
Intercontinental Exchange, Inc.	40	10,774
Invesco Ltd.	142	4,440
iShares Core S&P 500 ETF	1,045	227,347
JPMorgan Chase & Co.	1,199	79,841
KeyCorp	351	4,272
Legg Mason, Inc.	36	1,205
Leucadia National Corp.	97	1,847
Lincoln National Corp.	79	3,711
Loews Corp.	90	3,704
M&T Bank Corp.	53	6,153
Marsh & McLennan Cos., Inc.	168	11,298
MetLife, Inc.	363	16,128
Moody’s Corp.	56	6,064
Morgan Stanley	483	15,485
Nasdaq, Inc.	36	2,431
Navient Corp.	90	1,302
Northern Trust Corp.	71	4,827
People’s United Financial, Inc.	116	1,835
PNC Financial Svcs. Grp., Inc.	165	14,865
Principal Financial Grp., Inc.	89	4,584
Progressive Corp.	195	6,143
Prudential Financial, Inc.	147	12,003
Regions Financial Corp.	446	4,402
S&P Global, Inc.	89	11,264
State Street Corp.	124	8,634
SunTrust Banks, Inc.	168	7,358
Synchrony Financial	274	7,672
T. Rowe Price Group, Inc.	82	5,453
Torchmark Corp.	38	2,428
Travelers Cos., Inc.	97	11,111
U.S. Bancorp	531	22,775
Unum Group	70	2,472
Wells Fargo & Co.	1,505	66,641
Willis Towers Watson PLC	45	5,944
XL Group Ltd.	92	3,094
Zions Bancorporation	62	1,923

		1,022,619

HEALTH CARE (8.3%)
Abbott Laboratories	494	20,891
AbbVie, Inc.	540	34,058
Aetna, Inc.	117	13,508
Agilent Technologies, Inc.	109	5,133
Alexion Pharmaceuticals, Inc.*	75	9,191
Allergan PLC*	130	29,864

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

AmerisourceBergen Corp.	59	4,766
Amgen, Inc.	248	41,369
Anthem, Inc.	87	10,902
Bard (C.R.), Inc.	24	5,383
Baxter International, Inc.	156	7,426
Becton, Dickinson & Co.	70	12,581
BIOGEN, Inc.*	72	22,538
Boston Scientific Corp.*	445	10,591
Bristol-Myers Squibb Co.	559	30,141
Cardinal Health, Inc.	105	8,159
Celgene Corp.*	255	26,655
Centene Corp.*	55	3,683
Cerner Corp.*	99	6,113
CIGNA Corp.	84	10,947
Cooper Companies, Inc.	16	2,868
Danaher Corp.	200	15,678
DaVita Inc Inc.*	57	3,766
DENTSPLY SIRONA, Inc.	72	4,279
Edwards Lifesciences Corp.*	69	8,319
Endo International PLC*	59	1,189
Express Scripts Hldg. Co.*	209	14,741
Gilead Sciences, Inc.	436	34,496
HCA Hldgs., Inc.*	98	7,412
Hologic, Inc.*	97	3,767
Humana, Inc.	49	8,668
Illumina, Inc.*	49	8,901
Intuitive Surgical, Inc.*	12	8,698
Johnson & Johnson	910	107,498
Laboratory Corp. of America Hldgs.*	32	4,399
Lilly (Eli) & Co.	321	25,763
Mallinckrodt PLC*	33	2,303
McKesson Corp.	74	12,340
Medtronic PLC	458	39,571
Merck & Co., Inc.	915	57,105
Mettler-Toledo Int’l., Inc.*	9	3,778
Mylan NV*	148	5,642
Patterson Cos., Inc.	27	1,240
PerkinElmer, Inc.	35	1,964
Perrigo Co. PLC	47	4,340
Pfizer, Inc.	2,020	68,417
Quest Diagnostics, Inc.	45	3,808
Regeneron Pharmaceuticals, Inc.*	26	10,453
Schein (Henry), Inc.*	27	4,400
St. Jude Medical, Inc.	94	7,497
Stryker Corp.	103	11,990
Thermo Fisher Scientific, Inc.	131	20,837
UnitedHealth Group, Inc.	314	43,960
Universal Health Svcs., Inc. Cl B	30	3,697
Varian Medical Systems, Inc.*	31	3,085
Vertex Pharmaceuticals, Inc.*	80	6,977
Waters Corp.*	27	4,279
Zimmer Biomet Hldgs., Inc.	65	8,451
Zoetis, Inc.	169	8,790

		909,265

INDUSTRIALS (5.5%)
3M Co.	200	35,246
Acuity Brands, Inc.	14	3,704
Alaska Air Group, Inc.	38	2,503
Allegion PLC	28	1,929
American Airlines Group, Inc.	171	6,260
AMETEK, Inc.	78	3,727

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Boeing Co.	193	25,426
Caterpillar, Inc.	194	17,221
Cintas Corp.	28	3,153
CSX Corp.	315	9,608
Cummins, Inc.	52	6,664
Deere & Co.	98	8,364
Delta Air Lines, Inc.	250	9,840
Dover Corp.	53	3,903
Dun & Bradstreet Corp.	13	1,776
Eaton Corp. PLC	149	9,791
Emerson Electric Co.	215	11,720
Equifax, Inc.	41	5,518
Expeditors Int’l. of Wash.	61	3,143
Fastenal Co.	93	3,886
FedEx Corp.	81	14,149
Flowserve Corp.	40	1,930
Fluor Corp.	50	2,566
Fortive Corp.	99	5,039
Fortune Brands Home & Security, Inc.	53	3,079
General Dynamics Corp.	94	14,585
General Electric Co.	2,969	87,942
Grainger (W.W.), Inc.	19	4,272
Honeywell International, Inc.	253	29,497
Hunt (J.B.) Transport Svcs., Inc.	30	2,434
Illinois Tool Works, Inc.	106	12,703
Ingersoll-Rand PLC	87	5,911
Jacobs Engineering Group, Inc.*	38	1,965
Kansas City Southern	34	3,173
L-3 Communications Hldgs., Inc.	26	3,919
Lockheed Martin Corp.	86	20,616
Masco Corp.	110	3,774
Nielsen Hldgs. PLC	118	6,321
Norfolk Southern Corp.	100	9,706
Northrop Grumman Corp.	58	12,409
PACCAR, Inc.	118	6,936
Parker Hannifin Corp.	45	5,649
PENTAIR PLC	52	3,340
Pitney Bowes, Inc.	69	1,253
Quanta Services, Inc.*	49	1,372
Raytheon Co.	99	13,477
Republic Services, Inc.	74	3,733
Robert Half Int’l., Inc.	49	1,855
Robinson (C.H.) Worldwide, Inc.	46	3,241
Rockwell Automation, Inc.	43	5,261
Rockwell Collins, Inc.	44	3,711
Roper Technologies, Inc.	34	6,204
Ryder System, Inc.	18	1,187
Snap-on, Inc.	20	3,039
Southwest Airlines Co.	201	7,817
Stanley Black & Decker, Inc.	50	6,149
Stericycle, Inc.*	30	2,404
Textron, Inc.	93	3,697
TransDigm Group, Inc.*	18	5,204
Union Pacific Corp.	278	27,113
United Continental Hldgs., Inc*	96	5,037
United Parcel Service, Inc. Cl B	230	25,153
United Rentals, Inc.*	31	2,433
United Technologies Corp.	258	26,213

Verisk Analytics, Inc. Cl A*	53	4,308
Waste Management, Inc.	136	8,671
Xylem, Inc.	61	3,199

		607,028

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

INFORMATION TECHNOLOGY (12.1%)
Accenture Ltd. Cl A	207	25,289
Activision Blizzard, Inc.	220	9,746
Adobe Systems, Inc.*	167	18,126
Akamai Technologies, Inc.*	59	3,126
Alliance Data Systems Corp.*	20	4,291
Alphabet, Inc. Cl A*	97	77,994
Alphabet, Inc. Cl C*	98	76,174
Amphenol Corp. Cl A	98	6,362
Analog Devices, Inc.	99	6,381
Apple, Inc.	1,790	202,360
Applied Materials, Inc.	366	11,035
Autodesk, Inc.*	64	4,629
Automatic Data Processing, Inc.	149	13,142
Broadcom Ltd.	132	22,773
CA, Inc.	96	3,176
Cisco Systems, Inc.	1,672	53,036
Citrix Systems, Inc.*	51	4,346
Cognizant Technology Solutions*	197	9,399
Corning, Inc.	353	8,348
CSRA, Inc.	47	1,264
eBay, Inc.*	348	11,449
Electronic Arts, Inc.*	103	8,796
F5 Networks, Inc.*	21	2,617
Facebook, Inc. Cl A*	772	99,024
Fidelity Nat’l. Information Svcs., Inc.	105	8,088
First Solar, Inc.*	18	711
Fiserv, Inc.*	74	7,361
FLIR Systems, Inc.	40	1,257
Global Payments, Inc.	50	3,838
Harris Corp.	41	3,756
Hewlett Packard Enterprise Co.	550	12,513
HP, Inc.	548	8,510
Int’l. Business Machines Corp.	291	46,225
Intel Corp.	1,568	59,192
Intuit, Inc.	80	8,801
Juniper Networks, Inc.	135	3,248
KLA-Tencor Corp.	52	3,625
Lam Research Corp.	53	5,020
Linear Technology Corp.	83	4,921
MasterCard, Inc. Cl A	321	32,668
Microchip Technology, Inc.	71	4,412
Micron Technology, Inc.*	347	6,170
Microsoft Corp.	2,585	148,896
Motorola Solutions, Inc.	56	4,272
NetApp, Inc.	89	3,188
NVIDIA Corp.	175	11,991
Oracle Corp.	1,001	39,319
Paychex, Inc.	106	6,134
PayPal Hldgs., Inc.*	377	15,446
Qorvo, Inc.*	44	2,453
QUALCOMM, Inc.	488	33,428
Red Hat, Inc.*	58	4,688
Salesforce.com, inc.*	216	15,407
Seagate Technology PLC	101	3,894
Skyworks Solutions, Inc.	64	4,873
Symantec Corp.	195	4,895
TE Connectivity Ltd.	119	7,661
Teradata Corp.*	42	1,302
Texas Instruments, Inc.	329	23,089

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Total System Services, Inc.	52	2,452
VeriSign, Inc.*	32	2,504
Visa, Inc. Cl A	630	52,101
Western Digital Corp.	90	5,262
Western Union Co.	152	3,165
Xerox Corp.	253	2,563
Xilinx, Inc.	81	4,402
Yahoo!, Inc.*	294	12,671

		1,319,255

MATERIALS (1.7%)
Air Products & Chemicals, Inc.	71	10,674
Albemarle Corp.	40	3,420
Alcoa, Inc.*	457	4,634
Avery Dennison Corp.	31	2,411
Ball Corp.	55	4,507
CF Industries Hldgs., Inc.	77	1,875
Dow Chemical Co.	372	19,281
Du Pont (E.I.) de Nemours & Co.	292	19,555
Eastman Chemical Co.	48	3,249
Ecolab, Inc.	89	10,833
FMC Corp.	39	1,885
Freeport-McMoRan Copper & Gold, Inc.	435	4,724
Int’l. Flavors & Fragrances, Inc.	27	3,860
International Paper Co.	136	6,525
LyondellBasell Inds. NV Cl A	113	9,115
Martin Marietta Materials, Inc.	21	3,761
Monsanto Co.	147	15,023
Newmont Mining Corp.	175	6,876
Nucor Corp.	107	5,291
Owens-Illinois, Inc.*	70	1,287
PPG Industries, Inc.	86	8,889
Praxair, Inc.	94	11,358
Sealed Air Corp.	67	3,070
Sherwin-Williams Co.	26	7,193
The Mosaic Co.	118	2,886
Vulcan Materials Co.	44	5,004
WestRock Co.	89	4,315

		181,501

REAL ESTATE (1.7%)
American Tower Corp.	141	15,980
Apartment Investment & Management Co. Cl A	56	2,571
AvalonBay Communities, Inc.	46	8,181
Boston Properties, Inc.	51	6,951
CBRE Group, Inc.*	108	3,022
Crown Castle Int’l. Corp.	109	10,269
Digital Realty Trust, Inc.	47	4,565
Equinix, Inc.	24	8,646
Equity Residential	124	7,977
Essex Property Trust, Inc.	22	4,899
Extra Space Storage, Inc.	40	3,176
Federal Realty Investment Trust	23	3,540
General Growth Pptys., Inc.	196	5,410
HCP, Inc.	150	5,693
Host Hotels & Resorts, Inc.	232	3,612
Iron Mountain, Inc.	85	3,190
Kimco Realty Corp.	150	4,343
ProLogis, Inc.	179	9,584
Public Storage	49	10,934
Realty Income Corp.	85	5,689
Simon Property Group, Inc.	103	21,322
SL Green Realty Corp	33	3,567

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

The Macerich Co.	39	3,154
UDR, Inc.	88	3,167
Ventas, Inc.	117	8,264
Vornado Realty Trust	57	5,769
Welltower, Inc.	117	8,748
Weyerhaeuser Co.	244	7,800

		190,023

TELECOMMUNICATION SERVICES (1.5%)
AT&T, Inc.	2,054	83,413
CenturyLink, Inc.	182	4,992
Frontier Communications Corp.	440	1,830
Level 3 Communications, Inc.*	100	4,638
Verizon Communications, Inc.	1,348	70,069

		164,942

UTILITIES (1.9%)
AES Corp.	196	2,519
Alliant Energy Corp.	80	3,065
Ameren Corp.	76	3,738
American Electric Power Co., Inc.	162	10,402
American Water Works Co., Inc.	58	4,341
CenterPoint Energy, Inc.	135	3,136
CMS Energy Corp.	88	3,697
Consolidated Edison, Inc.	99	7,455
Dominion Resources, Inc.	204	15,151
DTE Energy Co.	60	5,620
Duke Energy Corp.	232	18,569
Edison International	109	7,875
Entergy Corp.	62	4,757
Eversource Energy	103	5,581
Exelon Corp.	308	10,253
FirstEnergy Corp.	149	4,929
NextEra Energy, Inc.	154	18,837
NiSource, Inc.	103	2,483
NRG Energy, Inc.	111	1,244
PG&E Corp.	167	10,215
Pinnacle West Capital Corp.	40	3,040
PPL Corp.	228	7,882
Public Svc. Enterprise Group, Inc.	175	7,327
SCANA Corp.	51	3,691
Sempra Energy	81	8,682
Southern Co.	320	16,416
WEC Energy Group, Inc.	102	6,108
Xcel Energy, Inc.	165	6,788

		203,801

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $4,737,488) 58.8%		6,446,709

TOTAL INDEXED ASSETS (Cost: $4,737,488) 58.8%		6,446,709

	Shares	Value

ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.5%)
AutoZone, Inc.*	29	22,282
Bassett Furniture Industries, Inc.	468	10,881
Belmond Ltd.*	790	10,041
Bloomin’ Brands, Inc.	587	10,120
BorgWarner, Inc.	373	13,122

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Bright Horizons Family Solutions, Inc.*	60	4,013
Carmike Cinemas, Inc.*	140	4,577
Chipotle Mexican Grill, Inc.*	9	3,812
Cooper Tire & Rubber Co.	230	8,745
CST Brands, Inc.	1,234	59,343
Dick’s Sporting Goods, Inc.	142	8,054
Dillard’s, Inc. Cl A	20	1,260
Dollar Tree, Inc.*	101	7,972
Drew Industries, Inc.	103	10,096
Eros International PLC*	310	4,749
Five Below, Inc.*	315	12,691
Haverty Furniture Cos., Inc.	641	12,846
Houghton Mifflin Harcourt Co.*	1,347	18,063
HSN, Inc.	174	6,925
Intrawest Resorts Hldgs., Inc.*	633	10,268
Liberty Interactive Corp. Ser. A Liberty Ventures*	87	3,469
Liberty Interactive Corp. Ser. A QVC Group*	465	9,304
Lions Gate Entertainment Corp.	1,410	28,186
Macy’s, Inc.	99	3,668
MSG Networks, Inc.*	86	1,600
NVR, Inc.*	5	8,199
Panera Bread Co. Cl A*	214	41,670
Popeyes Louisiana Kitchen, Inc.*	65	3,454
Ralph Lauren Corp.	120	12,137
Red Robin Gourmet Burgers, Inc.*	318	14,291
Ruby Tuesday, Inc.*	642	1,605
Scripps Networks Interactive, Inc. Cl A	132	8,381
Select Comfort Corp.*	1,264	27,302
Steve Madden Ltd.*	247	8,536
Taylor Morrison Home Corp. Cl A*	99	1,742
Thor Industries, Inc.	249	21,090
Tractor Supply Co.	230	15,491
TripAdvisor, Inc.*	63	3,980
Unifi, Inc.*	319	9,388
V.F. Corp.	189	10,593
Vista Outdoor, Inc.*	407	16,223
Wiley (John) & Sons, Inc. Cl A	103	5,316

		495,485

CONSUMER STAPLES (1.7%)
Casey’s General Stores, Inc.	56	6,728
Church & Dwight Co., Inc.	446	21,372
Constellation Brands, Inc. Cl A	184	30,635
Crimson Wine Group Ltd.*	1,361	11,773
Edgewell Personal Care Co.*	58	4,612
Energizer Hldgs., Inc.	58	2,898
Farmer Brothers Co.*	273	9,705
Ingredion, Inc.	91	12,108
J.M. Smucker Co.	197	26,701
Vector Group Ltd.	966	20,799
Village Super Market, Inc. Cl A	720	23,047
WD-40 Co.	144	16,190

		186,568

ENERGY (2.0%)
Abraxas Petroleum Corp.*	1,384	2,339
Atwood Oceanics, Inc.	200	1,738
Baker Hughes, Inc.	135	6,813
Carrizo Oil and Gas, Inc.*	155	6,296
Cheniere Energy, Inc.*	370	16,132
Continental Resources, Inc.*	456	23,693
CrossAmerica Partners LP	174	4,418
FMC Technologies, Inc.*	328	9,732

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Gulfport Energy Corp.*	776	21,922
Hess Corp.	110	5,898
Matador Resources Co.*	334	8,130
Matrix Service Co.*	117	2,195
MPLX LP	125	4,233
Nabors Industries Ltd.	913	11,102
Newfield Exploration Co.*	247	10,735
Noble Energy, Inc.	196	7,005
Parsley Energy, Inc. Cl A*	80	2,681
PBF Energy, Inc.	994	22,504
PDC Energy, Inc.*	114	7,645
Pioneer Natural Resources Co.	85	15,780
Range Resources Corp.	731	28,327
Tesoro Corp.	35	2,785
Weatherford Int’l. PLC*	302	1,697

		223,800

FINANCIALS (6.8%)
Allied World Assurance Co. Hldgs. AG	423	17,098
American Equity Investment Life Hldg. Co.	356	6,312
American Financial Group, Inc.	149	11,175
Ameriprise Financial, Inc.	195	19,455
Aon PLC	118	13,274
Aspen Insurance Hldgs. Ltd.	196	9,132
Associated Banc-Corp.	369	7,229
Assurant, Inc.	37	3,413
BancFirst Corp.	142	10,296
Bank of Marin Bancorp	117	5,818
Bank of the Ozarks, Inc.	151	5,798
BankUnited, Inc.	174	5,255
Banner Corp.	237	10,366
Brookline Bancorp, Inc.	883	10,764
Bryn Mawr Bank Corp.	253	8,093
Charter Financial Corp.	438	5,641
Colony Capital, Inc. Cl A	630	11,485
Columbia Banking System, Inc.	99	3,239
Commerce Bancshares, Inc.	201	9,901
Customers Bancorp, Inc.*	355	8,932
Dime Community Bancshares	427	7,157
Discover Financial Svcs.	95	5,372
Eagle Bancorp, Inc.*	147	7,252
East West Bancorp, Inc.	222	8,150
Easterly Acquisition Corp.*	789	7,843
Ellington Financial LLC	784	13,069
Enterprise Financial Svcs. Corp.	283	8,844
Everest Re Group Ltd.	98	18,617
FBL Financial Group, Inc. Cl A	132	8,444
Fifth Third Bancorp	861	17,616
First Connecticut Bancorp, Inc.	166	2,953
First Interstate BancSytem, Inc.	293	9,232
First Republic Bank/CA	241	18,584
Flushing Financial Corp.	260	6,167
Gallagher (Arthur J.) & Co.	125	6,359
Glacier Bancorp, Inc.	297	8,470
Hanmi Financial Corp.	198	5,215
Hartford Financial Svcs. Group, Inc.	504	21,581
Heritage Financial Corp.	340	6,103
Huntington Bancshares, Inc.	299	2,948
Intercontinental Exchange, Inc.	61	16,431
Investors Bancorp, Inc.	1,795	21,558
iShares Russell 2000 ETF	170	21,116
iShares Russell 2000 Value ETF	100	10,475

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

iShares Russell Mid-Cap ETF	50	8,716
iShares Russell Mid-Cap Value ETF	136	10,441
Janus Capital Group, Inc.	386	5,408
KeyCorp	759	9,237
Lincoln National Corp.	155	7,282
Marlin Business Svcs. Corp.	391	7,578
MB Financial, Inc.	156	5,934
NMI Hldgs., Inc. Cl A*	888	6,767
Northfield Bancorp, Inc.	628	10,111
Pace Hldgs. Corp.*	730	7,191
Pinnacle Financial Partners, Inc.	144	7,788
PrivateBancorp, Inc.	293	13,455
Progressive Corp.	174	5,481
Prosperity Bancshares, Inc.	109	5,983
Raymond James Financial, Inc.	207	12,049
Reinsurance Grp. of America, Inc.	255	27,525
Safety Insurance Group, Inc.	162	10,890
SEI Investments Co.	232	10,582
Selective Insurance Group, Inc.	224	8,929
Starwood Property Trust, Inc.	1,856	41,798
Stock Yards Bancorp, Inc.	505	16,645
Stonegate Bank	69	2,329
SunTrust Banks, Inc.	258	11,300
SVB Financial Group*	232	25,645
Synchrony Financial	110	3,080
TriCo Bancshares	141	3,775
UMB Financial Corp.	94	5,588
Voya Financial, Inc.	202	5,822

		739,561

HEALTH CARE (4.1%)
Abiomed, Inc.*	79	10,158
Acadia Healthcare Co., Inc.*	665	32,950
ACADIA Pharmaceuticals, Inc.*	185	5,885
Acceleron Pharma, Inc.*	101	3,655
Acorda Therapeutics, Inc.*	156	3,257
Agilent Technologies, Inc.	118	5,557
Agios Pharmaceuticals, Inc.*	40	2,113
Akorn, Inc.*	207	5,643
Albany Molecular Research, Inc.*	249	4,111
Align Technology, Inc.*	126	11,813
Allergan PLC*	0	76
Alnylam Pharmaceuticals, Inc.*	81	5,490
Amsurg Corp.*	104	6,973
Ani Pharmaceuticals, Inc.*	70	4,645
Anika Therapeutics, Inc.*	136	6,508
Bard (C.R.), Inc.	66	14,802
BioMarin Pharmaceutical, Inc.*	55	5,089
BioSpecifics Technologies Corp.*	133	6,074
Boston Scientific Corp.*	877	20,872
Catalent, Inc.*	160	4,134
Centene Corp.*	210	14,062
Cepheid, Inc.*	131	6,902
CIGNA Corp.	100	13,032
Civitas Solutions, Inc.*	124	2,264
DexCom, Inc.*	139	12,184
Emergent Biosolutions, Inc.*	449	14,157
Ensign Group, Inc.	377	7,589
Harvard Bioscience, Inc.*	551	1,499
Hill-Rom Hldgs., Inc.	38	2,355
Humana, Inc.	65	11,498
Insulet Corp.*	75	3,071

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Integra LifeSciences Hldgs. Corp.*	40	3,302
Intersect ENT, Inc.*	261	4,134
Juno Therapeutics, Inc.*	41	1,230
Karyopharm Therapeutics, Inc.*	210	2,043
Kindred Healthcare, Inc.	233	2,381
Kite Pharma, Inc.*	70	3,910
Medicines Co.*	109	4,114
Mettler-Toledo Int’l., Inc.*	25	10,496
Neogen Corp.*	109	6,097
Neurocrine Biosciences, Inc.*	168	8,508
NuVasive, Inc.*	88	5,866
Omeros Corp.*	269	3,002
Omnicell, Inc.*	355	13,597
OSI Pharmaceuticals, Inc. - rights*	131	1
Pacific Biosciences of CA, Inc.*	1,197	10,725
Pacira Pharmaceuticals, Inc.*	76	2,601
PAREXEL International Corp.*	153	10,626
Prestige Brands Hldgs., Inc.*	90	4,344
Prothena Corp. PLC*	65	3,898
Radius Health, Inc.*	86	4,652
Repligen Corp.*	115	3,472
Sorrento Therapeutics, Inc.*	354	2,740
Supernus Pharmaceuticals, Inc.*	1,056	26,115
TESARO, Inc.*	95	9,523
Ultragenyx Pharmaceutical, Inc.*	77	5,462
United Therapeutics Corp.*	28	3,306
WellCare Health Plans, Inc.*	73	8,548
West Pharmaceutical Svcs., Inc.	35	2,608
Wright Medical Group NV*	507	12,437
Zimmer Biomet Hldgs., Inc.	112	14,562
Zoetis, Inc.	205	10,662

		453,380

INDUSTRIALS (4.9%)
Alaska Air Group, Inc.	416	27,398
AMERCO	22	7,133
Astronics Corp.*	728	32,796
AZZ, Inc.	559	36,486
BMC Stock Hldgs., Inc.*	147	2,606
Carlisle Cos., Inc.	186	19,078
Covenant Transportation Group Cl A*	927	17,919
Deluxe Corp.	156	10,424
Dover Corp.	170	12,519
Encore Wire Corp.	257	9,450
EnPro Industries, Inc.	234	13,296
Equifax, Inc.	67	9,017
Flowserve Corp.	195	9,407
Fortune Brands Home & Security, Inc.	211	12,259
Generac Hldgs., Inc.*	151	5,481
Healthcare Svcs. Group, Inc.	402	15,911
John Bean Technologies Corp.	55	3,880
Kansas City Southern	63	5,879
Kirby Corp.*	230	14,297
L-3 Communications Hldgs., Inc.	78	11,757
Lincoln Electric Hldgs., Inc.	150	9,393
Miller Industries, Inc.	657	14,973
Mueller Industries, Inc.	846	27,427
Mueller Water Products, Inc. Cl A	1,009	12,663
Old Dominion Freight Line, Inc.*	282	19,348
Orbital ATK, Inc.	454	34,608
Oshkosh Corp.	89	4,984
Pitney Bowes, Inc.	160	2,906

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Quanex Building Products Corp.	245	4,229
Robert Half Int’l., Inc.	173	6,550
Rockwell Automation, Inc.	133	16,271
Roper Technologies, Inc.	36	6,569
Smith (A.O.) Corp.	139	13,732
Snap-on, Inc.	17	2,583
Sun Hydraulics Corp.	266	8,584
Teledyne Technologies, Inc.*	97	10,469
TransDigm Group, Inc.*	65	18,793
Trex Co., Inc.*	261	15,326
Triumph Group, Inc.	346	9,646
United Rentals, Inc.*	80	6,279
VSE Corp.	182	6,186
Wabtec Corp.	150	12,248

		540,760

INFORMATION TECHNOLOGY (6.8%)
Aerohive Networks, Inc.*	1,198	7,296
Akamai Technologies, Inc.*	181	9,591
Ambarella, Inc.*	228	16,783
Amphenol Corp. Cl A	216	14,023
Analog Devices, Inc.	75	4,834
Anixter International, Inc.*	48	3,096
Apigee Corp.*	1,040	18,096
ARRIS International PLC*	849	24,052
Avnet, Inc.	335	13,755
Belden, Inc.	60	4,139
Broadcom Ltd.	71	12,249
CA, Inc.	178	5,888
CalAmp Corp.*	833	11,621
Callidus Software, Inc.*	353	6,478
Cavium, Inc.*	981	57,095
Cirrus Logic, Inc.*	54	2,870
CommerceHub, Inc. Ser. A*	8	131
CommerceHub, Inc. Ser. C*	0	6
Computer Sciences Corp.	275	14,358
Comtech Telecommunications Corp.	380	4,868
Cornerstone OnDemand, Inc.*	133	6,111
DTS, Inc.	319	13,570
Ellie Mae, Inc.*	30	3,159
EPAM Systems, Inc.*	109	7,555
Euronet Worldwide, Inc.*	83	6,792
ExlService Hldgs., Inc.*	50	2,492
F5 Networks, Inc.*	14	1,745
Fair Isaac Corp.	40	4,984
FARO Technologies, Inc.*	146	5,249
Fidelity Nat’l. Information Svcs., Inc.	295	22,724
Fitbit, Inc. Cl A*	915	13,578
Genpact Ltd.*	425	10,179
Global Payments, Inc.	179	13,740
Globant S.A.*	286	12,046
Harris Corp.	70	6,413
Imperva, Inc.*	57	3,061
inContact, Inc.*	321	4,488
j2 Global, Inc.	94	6,261
LinkedIn Corp. Cl A*	36	6,880
LogMeIn, Inc.	258	23,320
Lumentum Hldgs., Inc.*	135	5,639
MAXIMUS, Inc.	131	7,409
MaxLinear, Inc. Cl A*	945	19,155
Microchip Technology, Inc.	154	9,570
MKS Instruments, Inc.	168	8,355

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Monolithic Power Systems, Inc.	162	13,041
NetSuite, Inc.*	125	13,836
New Relic, Inc.*	253	9,695
NXP Semiconductors NV*	150	15,301
Palo Alto Networks, Inc.*	64	10,197
Paycom Software, Inc.*	142	7,118
Plexus Corp.*	97	4,538
Proofpoint, Inc.*	356	26,647
PTC, Inc.*	241	10,679
Rapid7, Inc.*	299	5,277
Red Hat, Inc.*	92	7,436
Richardson Electronics Ltd.	1,452	9,845
Rogers Corp.*	176	10,750
Science Applications Int’l. Corp.	92	6,382
Sequans Communications S.A. ADR*	4,624	8,185
Skyworks Solutions, Inc.	143	10,888
Splunk, Inc.*	182	10,680
SS&C Technologies Hldgs., Inc.	86	2,765
Stamps.com, Inc.*	115	10,869
Symantec Corp.	130	3,263
SYNNEX Corp.	86	9,813
Take-Two Interactive Software, Inc.*	130	5,860
Talend S.A. ADR*	215	5,624
Tyler Technologies, Inc.*	58	9,931
Ultimate Software Group, Inc.*	51	10,424
Vantiv, Inc. Cl A*	166	9,341
Virtusa Corp.*	187	4,615
Western Digital Corp.	52	3,040
Workday, Inc.*	52	4,768
Xerox Corp.	249	2,522
Xura, Inc.*	342	8,550
Zendisk, Inc.*	395	12,130

		739,714

MATERIALS (2.0%)
Ashland Global Holdings, Inc.	164	19,016
Axalta Coating Systems Ltd.*	551	15,577
Berry Plastics Group, Inc.*	188	8,244
Boise Cascade Co.*	225	5,715
Crown Hldgs., Inc.*	453	25,862
Eastman Chemical Co.	110	7,445
Ferro Corp.*	1,208	16,683
Freeport-McMoRan Copper & Gold, Inc.	362	3,931
Huntsman Corp.	704	11,454
International Paper Co.	156	7,485
Kaiser Aluminum Corp.	229	19,806
Kraton Corporation Inc.*	383	13,420
LSB Industries, Inc.*	150	1,287
Olin Corp.	419	8,597
Orion Engineered Carbons S.A.	159	2,980
Packaging Corp. of America	273	22,184
PolyOne Corp.	135	4,564
RPM International, Inc.	34	1,826
Schnitzer Steel Industries, Inc. Cl A	82	1,714
U.S. Concrete, Inc.*	210	9,674
Vulcan Materials Co.	123	13,989

		221,453

REAL ESTATE (3.6%)
Agree Realty Corp.*	34	1,681
Alexander’s, Inc.	22	9,231
Apartment Investment & Management Co. Cl A	121	5,555
AvalonBay Communities, Inc.	30	5,335

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Brandywine Realty Trust	341	5,326
Camden Property Trust	106	8,876
CBRE Group, Inc.*	216	6,044
Chatham Lodging Trust	355	6,834
Chesapeake Lodging Trust	356	8,152
Crown Castle Int’l. Corp.	109	10,269
CubeSmart	318	8,669
DDR Corp.	276	4,811
Duke Realty Corp.	1,208	33,015
Easterly Government Pptys.	1,091	20,817
EastGroup Properties, Inc.	62	4,561
Equity Lifestyle Properties, Inc.	226	17,443
Essex Property Trust, Inc.	46	10,244
Extra Space Storage, Inc.	99	7,862
FelCor Lodging Trust, Inc.	1,416	9,105
Forest City Realty Trust, Inc. Cl A	641	14,826
General Growth Pptys., Inc.	922	25,447
Gramercy Property Trust	280	2,699
Highwoods Properties, Inc.	282	14,698
Host Hotels & Resorts, Inc.	684	10,650
Kilroy Realty Corp.	387	26,838
Life Storage, Inc.	48	4,269
Parkway Properties, Inc.*	328	5,579
Pennsylvania REIT	394	9,074
ProLogis, Inc.	144	7,710
QTS Realty Trust, Inc.	227	11,997
Regency Centers Corp.	57	4,417
RLJ Lodging Trust	213	4,479
Terreno Realty Corp.	777	21,375
The GEO Group, Inc.	215	5,113
Urstadt Biddle Pptys., Inc. Cl A	217	4,822
Vornado Realty Trust	95	9,615
Welltower, Inc.	273	20,412
Weyerhaeuser Co.	116	3,705

		391,555

TELECOMMUNICATION SERVICES (0.4%)
FairPoint Communications, Inc.*	1	15
ORBCOMM, Inc.*	1,637	16,780
SBA Communications Corp. Cl A*	129	14,469
Shenandoah Telecommunications Co.	451	12,272

		43,536

UTILITIES (2.4%)
Ameren Corp.	139	6,836
Atmos Energy Corp.	74	5,511
Avista Corp.	277	11,576
Black Hills Corp.	101	6,183
Chesapeake Utilities Corp.	202	12,334
Consolidated Edison, Inc.	107	8,057
Edison International	303	21,892
Entergy Corp.	85	6,522
Eversource Energy	349	18,908
FirstEnergy Corp.	185	6,120
Great Plains Energy, Inc.	268	7,314
Idacorp, Inc.	162	12,681
NiSource, Inc.	605	14,587
Northwest Natural Gas Co.	346	20,798
NorthWestern Corp.	125	7,191
PNM Resources, Inc.	301	9,849
Portland General Electric Co.	202	8,603
PPL Corp.	218	7,536
Public Svc. Enterprise Group, Inc.	198	8,290

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Sempra Energy	271	29,048
Spire, Inc.	40	2,550
UGI Corp.	563	25,470
Westar Energy, Inc.	95	5,391

		263,247

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $3,904,622) 39.2%		4,299,059

ACTIVE ASSETS:
WARRANTS:
FINANCIALS (0.0%) (1)
Easterly Acquisition Corp. - expiring 07/29/2020*	394	236
Pace Hldgs. Corp. - expiring 10/29/2020*	730	307

		543

TOTAL ACTIVE ASSETS - WARRANTS (Cost: $455) 0.0% (1)		543

TOTAL ACTIVE ASSETS (Cost: $3,905,077) 39.2%		4,299,602

TOTAL INVESTMENTS (Cost: $8,642,565) 98.0%		10,746,311

OTHER NET ASSETS 2.0%		223,564

NET ASSETS 100.0%		$10,969,875

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.2%)
Advance Auto Parts, Inc.	143	21,324
Amazon.com, Inc.*	759	635,518
AutoNation, Inc.*	145	7,063
AutoZone, Inc.*	57	43,795
Bed Bath & Beyond, Inc.	332	14,313
Best Buy Co., Inc.	564	21,534
BorgWarner, Inc.	409	14,389
CarMax, Inc.*	381	20,326
Carnival Corp.	849	41,448
CBS Corp. Cl B	761	41,657
Charter Communications, Inc. Cl A*	414	111,768
Chipotle Mexican Grill, Inc.*	52	22,022
Coach, Inc.	504	18,426
Comcast Corp. Cl A	4,617	306,292
D.R. Horton, Inc.	710	21,442
Darden Restaurants, Inc.	229	14,042
Delphi Automotive PLC	513	36,587
Discovery Communications, Inc. Cl A*	293	7,888
Discovery Communications, Inc. Cl C*	454	11,945
Disney (Walt) Co.	2,848	264,465
Dollar General Corp.	500	34,995
Dollar Tree, Inc.*	442	34,887
Expedia, Inc.	230	26,846
Foot Locker, Inc.	268	18,149
Ford Motor Co.	7,647	92,299
Gap, Inc.	454	10,097
Garmin Ltd.	226	10,873
General Motors Co.	2,765	87,844
Genuine Parts Co.	295	29,633
Goodyear Tire & Rubber Co.	554	17,894
H&R Block, Inc.	481	11,135
Hanesbrands, Inc.	685	17,296
Harley-Davidson, Inc.	345	18,144
Harman Int’l. Industries, Inc.	131	11,063
Hasbro, Inc.	230	18,246
Home Depot, Inc.	2,373	305,358
Interpublic Group of Cos., Inc.	791	17,679
Johnson Controls Int’l. PLC	1,836	85,429
Kohl’s Corp.	331	14,481
L Brands, Inc.	449	31,776
Leggett & Platt, Inc.	293	13,355
Lennar Corp. Cl A	401	16,978
LKQ Corp.*	605	21,453
Lowe’s Cos., Inc.	1,707	123,262
Macy’s, Inc.	601	22,267
Marriott International, Inc. Cl A	614	41,368
Mattel, Inc.	685	20,742
McDonald’s Corp.	1,636	188,729
Michael Kors Hldgs. Ltd.*	299	13,990
Mohawk Industries, Inc.*	122	24,441
Netflix, Inc.*	827	81,501
Newell Brands, Inc.	914	48,131
News Corp. Cl A	789	11,030
News Corp. Cl B	253	3,598
NIKE, Inc. Cl B	2,577	135,679
Nordstrom, Inc.	208	10,791
O’Reilly Automotive, Inc.*	183	51,260

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Omnicom Group, Inc.	467	39,695
Priceline Group Inc.*	96	141,263
PulteGroup, Inc.	545	10,922
PVH Corp.	166	18,343
Ralph Lauren Corp.	107	10,822
Ross Stores, Inc.	750	48,225
Royal Caribbean Cruises Ltd.	323	24,209
Scripps Networks Interactive, Inc. Cl A	176	11,174
Signet Jewelers Ltd.	136	10,136
Staples, Inc.	1,243	10,628
Starbucks Corp.	2,858	154,732
Target Corp.	1,085	74,518
TEGNA, Inc.	339	7,411
Tiffany & Co.	198	14,381
Time Warner, Inc.	1,480	117,823
TJX Cos., Inc.	1,282	95,868
Tractor Supply Co.	259	17,444
TripAdvisor, Inc.*	234	14,784
Twenty-First Century Fox, Inc. Cl A	2,103	50,935
Twenty-First Century Fox, Inc. Cl B	885	21,895
Ulta Salon, Cosmetics & Fragrances, Inc.*	107	25,464
Under Armour, Inc. Cl A*	365	14,118
Under Armour, Inc. Cl C*	313	10,598
Urban Outfitters, Inc.*	197	6,800
V.F. Corp.	636	35,648
Viacom, Inc. Cl B	672	25,603
Whirlpool Corp.	152	24,648
Wyndham Worldwide Corp.	211	14,207
Wynn Resorts Ltd.	164	15,977
Yum! Brands, Inc.	732	66,473

		4,533,687

CONSUMER STAPLES (9.7%)
Altria Group, Inc.	3,756	237,492
Archer-Daniels-Midland Co.	1,106	46,640
Brown-Forman Corp. Cl B	388	18,407
Campbell Soup Co.	387	21,169
Church & Dwight Co., Inc.	533	25,541
Clorox Co.	262	32,797
Coca-Cola Co.	7,539	319,050
Colgate-Palmolive Co.	1,740	129,004
ConAgra Foods, Inc.	824	38,819
Constellation Brands, Inc. Cl A	344	57,273
Costco Wholesale Corp.	842	128,413
Coty, Inc. Cl A	133	3,126
CVS Health Corp.	2,052	182,607
Dr. Pepper Snapple Group, Inc.	355	32,415
Estee Lauder Cos., Inc. Cl A	407	36,044
General Mills, Inc.	1,151	73,526
Hershey Co.	262	25,047
Hormel Foods Corp.	493	18,699
J.M. Smucker Co.	234	31,716
Kellogg Co.	502	38,890
Kimberly-Clark Corp.	704	88,803
Kraft Heinz Co.	1,135	101,594
Kroger Co.	1,835	54,463
McCormick & Co., Inc.	224	22,382
Mead Johnson Nutrition Co.	371	29,313
Molson Coors Brewing Co. Cl B	346	37,991
Mondelez International, Inc. Cl A	3,005	131,920
Monster Beverage Corp.*	269	39,492
PepsiCo, Inc.	2,777	302,054
Philip Morris Int’l., Inc.	2,995	291,174

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Proctor & Gamble Co.	5,132	460,597
Reynolds American, Inc.	1,598	75,346
Sysco Corp.	1,010	49,500
Tyson Foods, Inc. Cl A	583	43,533
Wal-Mart Stores, Inc.	2,942	212,177
Walgreens Boots Alliance, Inc.	1,659	133,749
Whole Foods Market, Inc.	625	17,719

		3,588,482

ENERGY (7.1%)
Anadarko Petroleum Corp.	1,059	67,098
Apache Corp.	732	46,753
Baker Hughes, Inc.	810	40,881
Cabot Oil & Gas Corp.	874	22,549
Chesapeake Energy Corp.*	1,471	9,223
Chevron Corp.	3,628	373,394
Cimarex Energy Co.	195	26,202
Concho Resources, Inc.*	283	38,870
ConocoPhillips	2,426	105,458
Devon Energy Corp.	1,045	46,095
EOG Resources, Inc.	1,056	102,126
EQT Corp.	353	25,635
Exxon Mobil Corp.	8,023	700,247
FMC Technologies, Inc.*	389	11,542
Halliburton Co.	1,646	73,872
Helmerich & Payne, Inc.	185	12,451
Hess Corp.	536	28,740
Kinder Morgan, Inc.	3,661	84,679
Marathon Oil Corp.	1,758	27,794
Marathon Petroleum Corp.	979	39,738
Murphy Oil Corp.	274	8,330
National Oilwell Varco, Inc.	765	28,106
Newfield Exploration Co.*	344	14,950
Noble Energy, Inc.	847	30,272
Occidental Petroleum Corp.	1,497	109,161
ONEOK, Inc.	385	19,785
Phillips 66	858	69,112
Pioneer Natural Resources Co.	323	59,965
Range Resources Corp.	380	14,725
Schlumberger Ltd.	2,664	209,497
Southwestern Energy Co.*	1,024	14,172
Spectra Energy Corp.	1,348	57,627
Tesoro Corp.	217	17,265
Transocean Ltd.*	777	8,283
Valero Energy Corp.	877	46,481
Williams Cos., Inc.	1,313	40,348

		2,631,426

FINANCIALS (13.0%)
Affiliated Managers Group, Inc.*	98	14,181
Aflac, Inc.	794	57,065
Allstate Corp.	737	50,986
American Express Co.	1,507	96,508
American Int’l. Group, Inc.	1,964	116,544
Ameriprise Financial, Inc.	322	32,126
Aon PLC	518	58,270
Assurant, Inc.	121	11,162
Bank of America Corp.	19,590	306,577
Bank of New York Mellon Corp.	2,035	81,156
BB&T Corp.	1,599	60,314
Berkshire Hathaway, Inc. Cl B*	3,648	527,027
BlackRock, Inc.	234	84,816
Capital One Financial Corp.	962	69,100
Charles Schwab Corp.	2,324	73,369

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Chubb Ltd.	883	110,949
Cincinnati Financial Corp.	284	21,419
Citigroup, Inc.	5,577	263,402
Citizens Financial Group, Inc.	1,030	25,451
CME Group, Inc.	651	68,043
Comerica, Inc.	308	14,575
Discover Financial Svcs.	807	45,636
E*Trade Financial Corp.*	504	14,676
Fifth Third Bancorp	1,391	28,460
Franklin Resources, Inc.	709	25,219
Gallagher (Arthur J.) & Co.	356	18,110
Goldman Sachs Group, Inc.	726	117,082
Hartford Financial Svcs. Group, Inc.	765	32,757
Huntington Bancshares, Inc.	2,205	21,741
Intercontinental Exchange, Inc.	228	61,414
Invesco Ltd.	827	25,860
iShares Core S&P 500 ETF	1,055	229,526
JPMorgan Chase & Co.	6,969	464,066
KeyCorp	2,037	24,790
Legg Mason, Inc.	211	7,064
Leucadia National Corp.	564	10,739
Lincoln National Corp.	459	21,564
Loews Corp.	528	21,727
M&T Bank Corp.	310	35,991
Marsh & McLennan Cos., Inc.	973	65,434
MetLife, Inc.	2,108	93,658
Moody’s Corp.	328	35,516
Morgan Stanley	2,807	89,992
Nasdaq, Inc.	206	13,913
Navient Corp.	520	7,524
Northern Trust Corp.	415	28,216
People’s United Financial, Inc.	678	10,726
PNC Financial Svcs. Grp., Inc.	957	86,216
Principal Financial Grp., Inc.	517	26,631
Progressive Corp.	1,135	35,753
Prudential Financial, Inc.	851	69,484
Regions Financial Corp.	2,594	25,603
S&P Global, Inc.	518	65,558
State Street Corp.	717	49,925
SunTrust Banks, Inc.	977	42,793
Synchrony Financial	1,589	44,492
T. Rowe Price Group, Inc.	480	31,920
Torchmark Corp.	222	14,184
Travelers Cos., Inc.	559	64,033
U.S. Bancorp	3,087	132,401
Unum Group	407	14,371
Wells Fargo & Co.	8,745	387,229
Willis Towers Watson PLC	252	33,404
XL Group Ltd.	530	17,824
Zions Bancorporation	356	11,043

		4,847,305

HEALTH CARE (14.2%)
Abbott Laboratories	2,876	121,626
AbbVie, Inc.	3,143	198,229
Aetna, Inc.	680	78,506
Agilent Technologies, Inc.	634	29,855
Alexion Pharmaceuticals, Inc.*	437	53,550
Allergan PLC*	759	174,805
AmerisourceBergen Corp.	339	27,384
Amgen, Inc.	1,444	240,874
Anthem, Inc.	510	63,908
Bard (C.R.), Inc.	141	31,623

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Baxter International, Inc.	905	43,078
Becton, Dickinson & Co.	408	73,330
BIOGEN, Inc.*	420	131,473
Boston Scientific Corp.*	2,587	61,571
Bristol-Myers Squibb Co.	3,254	175,456
Cardinal Health, Inc.	606	47,086
Celgene Corp.*	1,483	155,018
Centene Corp.*	316	21,159
Cerner Corp.*	574	35,445
CIGNA Corp.	488	63,596
Cooper Companies, Inc.	95	17,030
Danaher Corp.	1,165	91,324
DaVita Inc Inc.*	332	21,935
DENTSPLY SIRONA, Inc.	419	24,901
Edwards Lifesciences Corp.*	399	48,103
Endo International PLC*	342	6,891
Express Scripts Hldg. Co.*	1,214	85,623
Gilead Sciences, Inc.	2,530	200,174
HCA Hldgs., Inc.*	568	42,958
Hologic, Inc.*	568	22,055
Humana, Inc.	286	50,591
Illumina, Inc.*	288	52,318
Intuitive Surgical, Inc.*	73	52,913
Johnson & Johnson	5,294	625,380
Laboratory Corp. of America Hldgs.*	184	25,296
Lilly (Eli) & Co.	1,864	149,605
Mallinckrodt PLC*	187	13,049
McKesson Corp.	429	71,536
Medtronic PLC	2,658	229,683
Merck & Co., Inc.	5,317	331,834
Mettler-Toledo Int’l., Inc.*	53	22,251
Mylan NV*	858	32,707
Patterson Cos., Inc.	155	7,121
PerkinElmer, Inc.	201	11,278
Perrigo Co. PLC	269	24,837
Pfizer, Inc.	11,743	397,735
Quest Diagnostics, Inc.	258	21,835
Regeneron Pharmaceuticals, Inc.*	149	59,901
Schein (Henry), Inc.*	153	24,936
St. Jude Medical, Inc.	545	43,469
Stryker Corp.	598	69,613
Thermo Fisher Scientific, Inc.	761	121,045
UnitedHealth Group, Inc.	1,831	256,340
Universal Health Svcs., Inc. Cl B	173	21,317
Varian Medical Systems, Inc.*	185	18,413
Vertex Pharmaceuticals, Inc.*	464	40,465
Waters Corp.*	161	25,517
Zimmer Biomet Hldgs., Inc.	373	48,497
Zoetis, Inc.	986	51,282

		5,289,330

INDUSTRIALS (9.5%)
3M Co.	1,162	204,779
Acuity Brands, Inc.	82	21,697
Alaska Air Group, Inc.	216	14,226
Allegion PLC	161	11,095
American Airlines Group, Inc.	989	36,207
AMETEK, Inc.	454	21,692
Boeing Co.	1,121	147,681
Caterpillar, Inc.	1,129	100,221
Cintas Corp.	158	17,791
CSX Corp.	1,827	55,724
Cummins, Inc.	299	38,317

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Deere & Co.	567	48,393
Delta Air Lines, Inc.	1,448	56,993
Dover Corp.	313	23,049
Dun & Bradstreet Corp.	80	10,930
Eaton Corp. PLC	861	56,576
Emerson Electric Co.	1,253	68,301
Equifax, Inc.	242	32,568
Expeditors Int’l. of Wash.	355	18,290
Fastenal Co.	536	22,394
FedEx Corp.	471	82,274
Flowserve Corp.	230	11,095
Fluor Corp.	292	14,985
Fortive Corp.	572	29,115
Fortune Brands Home & Security, Inc.	313	18,185
General Dynamics Corp.	545	84,562
General Electric Co.	17,257	511,152
Grainger (W.W.), Inc.	114	25,632
Honeywell International, Inc.	1,469	171,271
Hunt (J.B.) Transport Svcs., Inc.	174	14,118
Illinois Tool Works, Inc.	613	73,462
Ingersoll-Rand PLC	506	34,378
Jacobs Engineering Group, Inc.*	216	11,172
Kansas City Southern	197	18,384
L-3 Communications Hldgs., Inc.	146	22,007
Lockheed Martin Corp.	495	118,661
Masco Corp.	642	22,027
Nielsen Hldgs. PLC	683	36,588
Norfolk Southern Corp.	585	56,780
Northrop Grumman Corp.	337	72,101
PACCAR, Inc.	688	40,441
Parker Hannifin Corp.	264	33,140
PENTAIR PLC	302	19,400
Pitney Bowes, Inc.	402	7,300
Quanta Services, Inc.*	289	8,089
Raytheon Co.	571	77,730
Republic Services, Inc.	428	21,593
Robert Half Int’l., Inc.	287	10,866
Robinson (C.H.) Worldwide, Inc.	266	18,742
Rockwell Automation, Inc.	250	30,585
Rockwell Collins, Inc.	260	21,928
Roper Technologies, Inc.	201	36,676
Ryder System, Inc.	108	7,123
Snap-on, Inc.	120	18,235
Southwest Airlines Co.	1,165	45,307
Stanley Black & Decker, Inc.	295	36,279
Stericycle, Inc.*	174	13,944
Textron, Inc.	544	21,624
TransDigm Group, Inc.*	101	29,201
Union Pacific Corp.	1,619	157,901
United Continental Hldgs., Inc*	553	29,016
United Parcel Service, Inc. Cl B	1,339	146,433
United Rentals, Inc.*	182	14,285
United Technologies Corp.	1,502	152,603
Verisk Analytics, Inc. Cl A*	309	25,116
Waste Management, Inc.	793	50,562
Xylem, Inc.	357	18,725

		3,527,717

INFORMATION TECHNOLOGY (20.6%)
Accenture Ltd. Cl A	1,199	146,482
Activision Blizzard, Inc.	1,280	56,704
Adobe Systems, Inc.*	972	105,501
Akamai Technologies, Inc.*	348	18,441

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Alliance Data Systems Corp.*	116	24,885
Alphabet, Inc. Cl A*	568	456,706
Alphabet, Inc. Cl C*	571	443,545
Amphenol Corp. Cl A	569	36,939
Analog Devices, Inc.	575	37,059
Apple, Inc.	10,405	1,176,283
Applied Materials, Inc.	2,129	64,189
Autodesk, Inc.*	370	26,762
Automatic Data Processing, Inc.	865	76,293
Broadcom Ltd.	770	132,840
CA, Inc.	557	18,426
Cisco Systems, Inc.	9,722	308,382
Citrix Systems, Inc.*	300	25,566
Cognizant Technology Solutions*	1,141	54,437
Corning, Inc.	2,048	48,435
CSRA, Inc.	274	7,371
eBay, Inc.*	2,018	66,392
Electronic Arts, Inc.*	600	51,240
F5 Networks, Inc.*	121	15,081
Facebook, Inc. Cl A*	4,490	575,932
Fidelity Nat’l. Information Svcs., Inc.	612	47,142
First Solar, Inc.*	103	4,067
Fiserv, Inc.*	431	42,872
FLIR Systems, Inc.	229	7,195
Global Payments, Inc.	286	21,953
Harris Corp.	239	21,895
Hewlett Packard Enterprise Co.	3,203	72,868
HP, Inc.	3,184	49,448
Int’l. Business Machines Corp.	1,687	267,980
Intel Corp.	9,119	344,242
Intuit, Inc.	460	50,605
Juniper Networks, Inc.	790	19,007
KLA-Tencor Corp.	304	21,192
Lam Research Corp.	307	29,076
Linear Technology Corp.	488	28,934
MasterCard, Inc. Cl A	1,864	189,699
Microchip Technology, Inc.	414	25,726
Micron Technology, Inc.*	2,020	35,916
Microsoft Corp.	15,025	865,440
Motorola Solutions, Inc.	330	25,172
NetApp, Inc.	513	18,376
NVIDIA Corp.	1,023	70,096
Oracle Corp.	5,818	228,531
Paychex, Inc.	612	35,416
PayPal Hldgs., Inc.*	2,196	89,970
Qorvo, Inc.*	257	14,325
QUALCOMM, Inc.	2,841	194,609
Red Hat, Inc.*	338	27,321
Salesforce.com, inc.*	1,259	89,804
Seagate Technology PLC	587	22,629
Skyworks Solutions, Inc.	375	28,553
Symantec Corp.	1,129	28,338
TE Connectivity Ltd.	697	44,873
Teradata Corp.*	241	7,471
Texas Instruments, Inc.	1,911	134,114
Total System Services, Inc.	302	14,239
VeriSign, Inc.*	185	14,474
Visa, Inc. Cl A	3,658	302,517
Western Digital Corp.	521	30,463
Western Union Co.	880	18,322
Xerox Corp.	1,469	14,881
Xilinx, Inc.	469	25,485

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Yahoo!, Inc.*	1,710	73,701

		7,672,828

MATERIALS (2.9%)
Air Products & Chemicals, Inc.	415	62,391
Albemarle Corp.	232	19,834
Alcoa, Inc.*	2,659	26,962
Avery Dennison Corp.	185	14,391
Ball Corp.	320	26,224
CF Industries Hldgs., Inc.	445	10,836
Dow Chemical Co.	2,168	112,367
Du Pont (E.I.) de Nemours & Co.	1,699	113,782
Eastman Chemical Co.	279	18,883
Ecolab, Inc.	517	62,929
FMC Corp.	224	10,828
Freeport-McMoRan Copper & Gold, Inc.	2,526	27,432
Ingevity Corp.*	0	3
Int’l. Flavors & Fragrances, Inc.	157	22,446
International Paper Co.	790	37,904
LyondellBasell Inds. NV Cl A	652	52,590
Martin Marietta Materials, Inc.	123	22,031
Monsanto Co.	856	87,483
Newmont Mining Corp.	1,022	40,154
Nucor Corp.	623	30,807
Owens-Illinois, Inc.*	409	7,522
PPG Industries, Inc.	497	51,370
Praxair, Inc.	543	65,611
Sealed Air Corp.	390	17,870
Sherwin-Williams Co.	155	42,882
The Mosaic Co.	690	16,877
Vulcan Materials Co.	261	29,684
WestRock Co.	518	25,133

		1,057,226

REAL ESTATE (3.0%)
American Tower Corp.	825	93,497
Apartment Investment & Management Co. Cl A	326	14,967
AvalonBay Communities, Inc.	268	47,661
Boston Properties, Inc.	293	39,933
CBRE Group, Inc.*	630	17,627
Crown Castle Int’l. Corp.	632	59,541
Digital Realty Trust, Inc.	271	26,320
Equinix, Inc.	138	49,859
Equity Residential	722	46,446
Essex Property Trust, Inc.	128	28,506
Extra Space Storage, Inc.	231	18,344
Federal Realty Investment Trust	138	21,242
General Growth Pptys., Inc.	1,141	31,492
HCP, Inc.	867	32,903
Host Hotels & Resorts, Inc.	1,347	20,973
Iron Mountain, Inc.	495	18,577
Kimco Realty Corp.	873	25,273
ProLogis, Inc.	1,045	55,949
Public Storage	281	62,702
Realty Income Corp.	499	33,398
Simon Property Group, Inc.	599	123,999
SL Green Realty Corp	194	20,971
The Macerich Co.	224	18,115
UDR, Inc.	515	18,535
Ventas, Inc.	682	48,170
Vornado Realty Trust	328	33,197
Welltower, Inc.	681	50,918
Weyerhaeuser Co.	1,424	45,483

		1,104,598

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

TELECOMMUNICATION SERVICES (2.6%)
AT&T, Inc.	11,945	485,086
CenturyLink, Inc.	1,062	29,131
Frontier Communications Corp.	2,561	10,654
Level 3 Communications, Inc.*	586	27,179
Verizon Communications, Inc.	7,838	407,419

		959,469

UTILITIES (3.2%)
AES Corp.	1,140	14,649
Alliant Energy Corp.	467	17,891
Ameren Corp.	438	21,541
American Electric Power Co., Inc.	942	60,486
American Water Works Co., Inc.	335	25,071
CenterPoint Energy, Inc.	781	18,143
CMS Energy Corp.	510	21,425
Consolidated Edison, Inc.	570	42,921
Dominion Resources, Inc.	1,189	88,307
DTE Energy Co.	345	32,316
Duke Energy Corp.	1,350	108,054
Edison International	639	46,168
Entergy Corp.	365	28,006
Eversource Energy	597	32,345
Exelon Corp.	1,794	59,722
FirstEnergy Corp.	868	28,713
NextEra Energy, Inc.	899	109,966
NiSource, Inc.	598	14,418
NRG Energy, Inc.	649	7,275
PG&E Corp.	976	59,702
Pinnacle West Capital Corp.	235	17,858
PPL Corp.	1,330	45,978
Public Svc. Enterprise Group, Inc.	1,018	42,624
SCANA Corp.	300	21,711
Sempra Energy	471	50,486
Southern Co.	1,862	95,521
WEC Energy Group, Inc.	591	35,389
Xcel Energy, Inc.	958	39,412

		1,186,098

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $28,851,386) 98.0%		36,398,166

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.3%)
U.S. Treasury Bill (2)	A-1+	0.25	10/20/16	100,000	99,987
U.S. Treasury Bill (2)	A-1+	0.30	11/25/16	400,000	399,817

					499,804

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $499,804) 1.3%					499,804

TOTAL INVESTMENTS (Cost: $29,351,190) 99.3%					36,897,970

OTHER NET ASSETS 0.7%					254,335

NET ASSETS 100.0%					$37,152,305

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.4%)
Aaron’s, Inc.	878	22,319
Abercrombie & Fitch Co. Cl A	912	14,492
AMC Networks, Inc. Cl A*	781	40,503
American Eagle Outfitters, Inc.	2,330	41,614
Ascena Retail Group, Inc.*	2,231	12,471
Big Lots, Inc.	589	28,125
Brinker International, Inc.	747	37,671
Brunswick Corp.	1,211	59,073
Buffalo Wild Wings, Inc.*	243	34,200
Cabela’s, Inc.*	693	38,066
Cable One, Inc.	61	35,624
CalAtlantic Group, Inc.	1,007	33,674
Carter’s, Inc.	678	58,789
Cheesecake Factory, Inc.	600	30,036
Chico’s FAS, Inc.	1,774	21,111
Churchill Downs, Inc.	172	25,172
Cinemark Hldgs., Inc.	1,403	53,707
Cracker Barrel Old Country Store, Inc.	322	42,575
CST Brands, Inc.	1,004	48,282
Dana Hldg. Corp.	1,966	30,650
Deckers Outdoor Corp.*	429	25,547
Devry Education Group Inc.	791	18,240
Dick’s Sporting Goods, Inc.	1,183	67,100
Domino’s Pizza, Inc.	649	98,551
Dunkin’ Brands Group, Inc.	1,211	63,069
Fossil Group, Inc.*	524	14,551
GameStop Corp. Cl A	1,400	38,626
Gentex Corp.	3,797	66,675
Graham Hldgs. Co. Cl B	60	28,882
Guess?, Inc.	795	11,615
Helen of Troy Ltd.*	372	32,055
HSN, Inc.	443	17,631
International Speedway Corp. Cl A	357	11,931
Jack in the Box, Inc.	442	42,405
Kate Spade & Co.*	1,711	29,309
KB Home	1,062	17,119
Live Nation Entertainment, Inc.*	1,767	48,557
Meredith Corp.	505	26,255
Murphy USA, Inc.*	488	34,824
New York Times Co. Cl A	1,630	19,479
NVR, Inc.*	49	80,354
Office Depot, Inc.	7,176	25,618
Panera Bread Co. Cl A*	298	58,027
Penney (J.C.) Co., Inc.*	4,136	38,134
Polaris Industries, Inc.	782	60,558
Pool Corp.	553	52,270
Restoration Hardware Hldgs., Inc.*	511	17,670
Sally Beauty Hldgs., Inc.*	1,938	49,768
Service Corp. International	2,589	68,712
Skechers U.S.A., Inc. Cl A*	1,744	39,938
Sotheby’s	636	24,181
Tempur Sealy Int’l., Inc.*	686	38,924
Texas Roadhouse, Inc.	870	33,956
The Wendy’s Co.	2,768	29,894
Thor Industries, Inc.	630	53,361
Time, Inc.	1,351	19,562

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Toll Brothers, Inc.*	2,046	61,094
TRI Pointe Group, Inc.*	1,931	25,451
Tupperware Brands Corp.	664	43,406
Vista Outdoor, Inc.*	781	31,131
Wiley (John) & Sons, Inc. Cl A	609	31,430
Williams-Sonoma, Inc.	1,089	55,626

		2,359,640

CONSUMER STAPLES (4.2%)
Avon Products, Inc.	5,754	32,568
Boston Beer Co., Inc. Cl A*	122	18,942
Casey’s General Stores, Inc.	520	62,478
Dean Foods Co.	1,216	19,942
Edgewell Personal Care Co.*	790	62,821
Energizer Hldgs., Inc.	833	41,617
Flowers Foods, Inc.	2,458	37,165
Hain Celestial Group, Inc.*	1,392	49,527
Ingredion, Inc.	976	129,867
Lancaster Colony Corp.	259	34,211
Post Hldgs., Inc.*	865	66,752
Snyder’s-Lance, Inc.	1,123	37,710
Sprouts Farmers Market, Inc.*	1,891	39,049
Tootsie Roll Industries, Inc.	216	7,955
TreeHouse Foods, Inc.*	757	66,003
United Natural Foods, Inc.*	663	26,547
WhiteWave Foods Co. Cl A*	2,375	129,271

		862,425

ENERGY (3.8%)
CONSOL Energy, Inc.	2,401	46,099
Denbury Resources, Inc.*	5,673	18,324
Diamond Offshore Drilling, Inc.	885	15,585
Dril-Quip, Inc.*	514	28,650
Energen Corp.	1,291	74,517
Ensco PLC Cl A	4,096	34,816
Gulfport Energy Corp.*	1,694	47,856
HollyFrontier Corp.	2,372	58,114
Nabors Industries Ltd.	3,683	44,785
Noble Corp. PLC	3,309	20,979
Oceaneering Int’l., Inc.	1,272	34,993
Oil States International, Inc.*	700	22,099
Patterson-UTI Energy, Inc.	2,000	44,740
QEP Resources, Inc.	3,191	62,320
Rowan Companies PLC Cl A	1,604	24,317
SM Energy Co.	1,174	45,293
Superior Energy Services, Inc.	2,088	37,375
Western Refining, Inc.	1,081	28,603
World Fuel Services Corp.	932	43,114
WPX Energy, Inc.*	4,624	60,991

		793,570

FINANCIALS (15.1%)
Alexander & Baldwin, Inc.	639	24,550
Alleghany Corp.*	208	109,204
American Financial Group, Inc.	966	72,450
Aspen Insurance Hldgs. Ltd.	805	37,505
Associated Banc-Corp.	1,956	38,318
BancorpSouth, Inc.	1,172	27,190
Bank of Hawaii Corp.	566	41,103
Bank of the Ozarks, Inc.	1,188	45,619
Berkley (W.R.) Corp.	1,304	75,319
Brown & Brown, Inc.	1,503	56,678
Cathay General Bancorp	983	30,257
CBOE Holdings, Inc.	1,075	69,714

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Chemical Financial Corp.	942	41,570
CNO Financial Group, Inc.	2,353	35,930
Commerce Bancshares, Inc.	1,101	54,235
Cullen/Frost Bankers, Inc.	745	53,595
East West Bancorp, Inc.	1,950	71,585
Eaton Vance Corp.	1,510	58,966
Endurance Specialty Hldgs. Ltd.	863	56,483
Everest Re Group Ltd.	557	105,813
FactSet Research Systems, Inc.	539	87,372
Federated Investors, Inc. Cl B	1,251	37,067
First American Financial Corp.	1,447	56,838
First Horizon National Corp.	3,044	46,360
FNB Corp.	2,803	34,477
Fulton Financial Corp.	2,367	34,369
Genworth Financial, Inc.*	6,824	33,847
Hancock Hldg. Co.	1,067	34,603
Hanover Insurance Group, Inc.	581	43,819
International Bancshares Corp.	751	22,365
iShares Core S&P Mid-Cap ETF	486	75,189
Janus Capital Group, Inc.	1,878	26,311
Kemper Corp.	658	25,873
MarketAxess Hldgs., Inc.	497	82,298
MB Financial, Inc.	951	36,176
Mercury General Corp.	483	26,493
MSCI, Inc. Cl A	1,259	105,680
New York Community Bancorp, Inc.	6,449	91,769
Old Republic Int’l. Corp.	3,290	57,970
PacWest Bancorp	1,589	68,184
Primerica, Inc.	609	32,295
PrivateBancorp, Inc.	1,063	48,813
Prosperity Bancshares, Inc.	942	51,706
Raymond James Financial, Inc.	1,689	98,317
Reinsurance Grp. of America, Inc.	859	92,720
RenaissanceRe Hldgs. Ltd.	558	67,049
SEI Investments Co.	1,801	82,144
Signature Bank*	723	85,639
SLM Corp.*	5,876	43,894
Stifel Financial Corp.*	897	34,490
SVB Financial Group*	687	75,941
Synovus Financial Corp.	1,659	53,967
TCF Financial Corp.	2,347	34,055
Trustmark Corp.	874	24,087
Umpqua Hldgs. Corp.	2,902	43,675
Valley National Bancorp	3,413	33,208
Waddell & Reed Financial, Inc. Cl A	1,119	20,321
Washington Federal, Inc.	1,221	32,576
Webster Financial Corp.	1,219	46,334
WisdomTree Investments, Inc.	1,482	15,250

		3,149,625

HEALTH CARE (8.0%)
Abiomed, Inc.*	530	68,147
Akorn, Inc.*	1,187	32,358
Align Technology, Inc.*	1,001	93,844
Allscripts Healthcare Solutions, Inc.*	2,455	32,332
Amsurg Corp.*	729	48,879
Bio-Rad Laboratories, Inc. Cl A*	276	45,212
Bio-Techne Corp.	498	54,531
Catalent, Inc.*	1,662	42,946
Charles River Laboratories Int’l., Inc.*	639	53,254
Community Health Systems, Inc.*	1,463	16,883
Halyard Health, Inc.*	639	22,148

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Hill-Rom Hldgs., Inc.	804	49,832
IDEXX Laboratories, Inc.*	1,192	134,373
LifePoint Health, Inc.*	558	33,050
LivaNova PLC*	597	35,886
MEDNAX, Inc.*	1,229	81,421
Molina Healthcare, Inc.*	567	33,067
NuVasive, Inc.*	677	45,129
Owens & Minor, Inc.	827	28,722
PAREXEL International Corp.*	707	49,101
Prestige Brands Hldgs., Inc.*	723	34,899
ResMed, Inc.	1,891	122,518
STERIS PLC	1,146	83,773
Teleflex, Inc.	586	98,477
Tenet Healthcare Corp.*	1,035	23,453
United Therapeutics Corp.*	579	68,368
VCA Inc.*	1,070	74,879
WellCare Health Plans, Inc.*	594	69,551
West Pharmaceutical Svcs., Inc.	974	72,563

		1,649,596

INDUSTRIALS (14.2%)
AECOM*	2,074	61,660
AGCO Corp.	891	43,944
Avis Budget Group, Inc.*	1,161	39,718
B/E Aerospace, Inc.	1,342	69,328
Carlisle Cos., Inc.	866	88,826
CEB, Inc.	443	24,130
CLARCOR, Inc.	647	42,055
Clean Harbors, Inc.*	694	33,298
Copart, Inc.*	1,314	70,378
Crane Co.	659	41,524
Curtiss-Wright Corp.	604	55,030
Deluxe Corp.	657	43,901
Donaldson Co., Inc.	1,754	65,477
Dycom Industries, Inc.*	432	35,329
EMCOR Group, Inc.	817	48,710
EnerSys	584	40,407
Esterline Technologies Corp.*	399	30,340
FTI Consulting, Inc.*	575	25,622
GATX Corp.	533	23,745
Genesee & Wyoming, Inc. Cl A*	762	52,540
Graco, Inc.	734	54,316
Granite Construction, Inc.	522	25,964
HNI Corp.	602	23,960
Hubbell, Inc.	683	73,586
Huntington Ingalls Industries, Inc.	629	96,501
IDEX Corp.	1,015	94,974
ITT, Inc.	1,201	43,044
JetBlue Airways Corp*	4,377	75,459
Joy Global, Inc.	1,304	36,173
KBR, Inc.	1,973	29,851
Kennametal, Inc.	1,096	31,806
Kirby Corp.*	712	44,258
KLX, Inc.*	714	25,133
Landstar System, Inc.	567	38,601
Lennox International, Inc.	523	82,127
Lincoln Electric Hldgs., Inc.	853	53,415
Manpowergroup, Inc.	909	65,684
Miller (Herman), Inc.	803	22,966
MSA Safety, Inc.	405	23,506
MSC Industrial Direct Co., Inc. Cl A	585	42,945
Nordson Corp.	707	70,438

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

NOW, Inc.*	1,457	31,224
Old Dominion Freight Line, Inc.*	923	63,327
Orbital ATK, Inc.	794	60,527
Oshkosh Corp.	993	55,608
Regal Beloit Corp.	596	35,456
Rollins, Inc.	1,305	38,210
Smith (A.O.) Corp.	989	97,703
Teledyne Technologies, Inc.*	458	49,432
Terex Corp.	1,411	35,854
Timken Co.	934	32,821
Toro Co.	2,916	136,585
Trinity Industries, Inc.	2,036	49,230
Triumph Group, Inc.	680	18,958
Valmont Industries, Inc.	298	40,102
Wabtec Corp.	1,217	99,368
Watsco, Inc.	339	47,765
Werner Enterprises, Inc.	584	13,590
Woodward, Inc.	735	45,923

		2,942,352

INFORMATION TECHNOLOGY (17.5%)
3D Systems Corp.*	1,488	26,710
ACI Worldwide, Inc.*	1,529	29,632
Acxiom Corp.*	1,057	28,169
Advanced Micro Devices, Inc.*	9,868	68,188
ANSYS, Inc.*	1,168	108,168
ARRIS International PLC*	2,552	72,298
Arrow Electronics, Inc.*	1,207	77,212
Avnet, Inc.	1,722	70,705
Belden, Inc.	564	38,910
Broadridge Financial Solutions, Inc.	1,573	106,634
Brocade Communications Systems, Inc.	5,303	48,947
Cadence Design Systems, Inc.*	3,913	99,899
CDK Global, Inc.	2,022	115,982
Ciena Corp.*	1,795	39,131
Cirrus Logic, Inc.*	836	44,433
Cognex Corp	1,126	59,520
CommVault Systems, Inc.*	570	30,284
Computer Sciences Corp.	1,859	97,058
comScore, Inc.*	567	17,384
Convergys Corp.	1,306	39,729
CoreLogic, Inc.*	1,166	45,731
Cree, Inc.*	1,333	34,285
Cypress Semiconductor Corp.	4,357	52,981
Diebold, Inc.	983	24,369
DST Systems, Inc.	435	51,295
Fair Isaac Corp.	413	51,456
Fortinet, Inc.*	1,960	72,383
Gartner, Inc.*	1,107	97,914
Henry (Jack) & Associates, Inc.	1,051	89,913
Ingram Micro, Inc. Cl A	2,011	71,712
Integrated Device Technology, Inc.*	1,811	41,834
InterDigital, Inc.	451	35,719
Intersil Corp. Cl A	1,833	40,198
IPG Photonics Corp.*	489	40,269
j2 Global, Inc.	642	42,764
Jabil Circuit, Inc.	2,580	56,296
Keysight Technologies, Inc.*	2,303	72,982
Knowles Corp.*	1,127	15,834
Leidos Hldgs., Inc.	1,875	81,150
Lexmark International, Inc. Cl A	826	33,007
Manhattan Associates, Inc.*	947	54,566

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

MAXIMUS, Inc.	855	48,359
Mentor Graphics Corp.	1,457	38,523
Microsemi Corp.*	1,513	63,516
Monolithic Power Systems, Inc.	503	40,492
National Instruments Corp.	1,398	39,703
NCR Corp.*	1,647	53,017
NetScout Systems, Inc.*	1,230	35,978
NeuStar, Inc. Cl A*	762	20,262
Plantronics, Inc.	444	23,070
PTC, Inc.*	1,520	67,351
Rackspace Hosting, Inc.*	1,456	46,141
Science Applications Int’l. Corp.	596	41,345
Silicon Laboratories, Inc.*	572	33,634
Synaptics, Inc.*	473	27,708
SYNNEX Corp.	393	44,845
Synopsys, Inc.*	2,028	120,362
Tech Data Corp.*	462	39,136
Teradyne, Inc.	2,681	57,856
Trimble Navigation Ltd.*	3,340	95,390
Tyler Technologies, Inc.*	440	75,341
Ultimate Software Group, Inc.*	387	79,099
VeriFone Systems, Inc.*	1,480	23,295
ViaSat, Inc.*	606	45,238
Vishay Intertechnology, Inc.	1,747	24,615
WebMD Health Corp.*	532	26,440
WEX, Inc.*	523	56,531
Zebra Technologies Corp. Cl A*	710	49,423

		3,642,321

MATERIALS (7.1%)
Allegheny Technologies, Inc.	1,518	27,430
AptarGroup, Inc.	845	65,411
Ashland Global Holdings, Inc.	828	96,007
Bemis Co., Inc.	1,280	65,293
Cabot Corp.	841	44,077
Carpenter Technology Corp.	614	25,334
Commercial Metals Co.	1,594	25,807
Compass Minerals Int’l., Inc.	453	33,386
Domtar Corp.	843	31,301
Eagle Materials, Inc.	646	49,936
Greif, Inc. Cl A	337	16,712
Louisiana-Pacific Corp.*	1,875	35,306
Minerals Technologies, Inc.	459	32,447
NewMarket Corp.	125	53,665
Olin Corp.	2,247	46,108
Packaging Corp. of America	1,262	102,550
PolyOne Corp.	1,136	38,408
Reliance Steel & Aluminum Co.	959	69,077
Royal Gold, Inc.	871	67,442
RPM International, Inc.	1,775	95,353
Scotts Miracle-Gro Co. Cl A	597	49,712
Sensient Technologies Corp.	611	46,314
Silgan Hldgs., Inc.	563	28,482
Sonoco Products Co.	1,338	70,687
Steel Dynamics, Inc.	3,227	80,643
United States Steel Corp.	2,243	42,303
Valspar Corp.	982	104,161
Worthington Industries, Inc.	594	28,530

		1,471,882

REAL ESTATE (11.5%)
Alexandria Real Estate Equities, Inc.	1,042	113,338
American Campus Communities, Inc.	1,750	89,023

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Camden Property Trust	1,176	98,478
Care Capital Pptys., Inc.	1,134	32,319
Communications Sales & Leasing*	1,789	56,192
Corporate Office Pptys. Trust	1,251	35,466
Corrections Corp. of America	1,591	22,067
DCT Industrial Trust, Inc.	1,186	57,580
Douglas Emmett, Inc.	1,942	71,135
Duke Realty Corp.	4,722	129,052
Education Realty Trust, Inc.	988	42,622
EPR Properties	859	67,638
Equity One, Inc.	1,205	36,885
First Industrial Realty Trust, Inc.	1,532	43,233
Healthcare Realty Trust	1,556	52,997
Highwoods Properties, Inc.	1,333	69,476
Hospitality Properties Trust	2,181	64,819
Jones Lang LaSalle, Inc.	596	67,819
Kilroy Realty Corp.	1,223	84,815
Lamar Advertising Co. Cl A	1,114	72,755
LaSalle Hotel Pptys.	1,540	36,760
Liberty Property Trust	1,985	80,095
Life Storage, Inc.	630	56,032
Mack-Cali Realty Corp.	1,214	33,045
Medical Properties Trust, Inc.	3,925	57,972
Mid-America Apt. Communities, Inc.	1,017	95,588
National Retail Pptys., Inc.	1,976	100,480
Omega Healthcare Investors, Inc.	2,585	91,638
Post Properties, Inc.	708	46,820
Potlatch Corp.	550	21,390
Rayonier, Inc.	1,609	42,703
Regency Centers Corp.	1,407	109,028
Senior Housing Pptys. Trust	3,155	71,650
Tanger Factory Outlet Centers, Inc.	1,296	50,492
Taubman Centers, Inc.	808	60,123
Urban Edge Pptys.	1,247	35,091
Washington Prime Group Inc	2,533	31,359
Weingarten Realty Investors	1,555	60,614

		2,388,589

TELECOMMUNICATION SERVICES (0.2%)
Telephone & Data Systems, Inc.	1,247	33,893

UTILITIES (5.5%)
Aqua America, Inc.	2,395	73,000
Atmos Energy Corp.	1,379	102,694
Black Hills Corp.	716	43,834
Great Plains Energy, Inc.	2,809	76,658
Hawaiian Electric Industries, Inc.	1,473	43,969
Idacorp, Inc.	675	52,839
MDU Resources Group, Inc.	2,615	66,526
National Fuel Gas Co.	1,153	62,343
New Jersey Resources Corp.	1,142	37,526
NorthWestern Corp.	650	37,395
OGE Energy Corp.	2,696	85,248
ONE Gas, Inc.	693	42,855
PNM Resources, Inc.	1,059	34,650
Southwest Gas Corp.	636	44,431
Talen Energy Corp.*	1,151	15,941
UGI Corp.	2,328	105,319

Vectren Corp.	1,104	55,421
Westar Energy, Inc.	1,898	107,712
WGL Hldgs., Inc.	679	42,573

		1,130,934

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $17,144,403) 98.5%	20,424,827

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill (2)	A-1+	0.25	12/22/16	100,000	99,942
U.S. Treasury Bill (2)	A-1+	0.32	12/29/16	60,000	59,953

					159,895

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $159,895) 0.8%					159,895

TOTAL INVESTMENTS (Cost: $17,304,298) 99.3%					20,584,722

OTHER NET ASSETS 0.7%					152,845

NET ASSETS 100.0%					$20,737,567

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.5%)
Bassett Furniture Industries, Inc.	4,116	95,697
Belmond Ltd*	2,640	33,554
Carmike Cinemas, Inc.*	1,231	40,241
CST Brands, Inc.	2,151	103,442
Eros International PLC*	2,760	42,283
Houghton Mifflin Harcourt Co.*	8,598	115,299
Intrawest Resorts Hldgs., Inc.*	2,675	43,389
Ruby Tuesday, Inc.*	5,673	14,183
Select Comfort Corp.*	4,936	106,618
Unifi, Inc.*	2,853	83,964
Vista Outdoor, Inc.*	1,339	53,373

		732,043

CONSUMER STAPLES (2.6%)
Crimson Wine Group Ltd.*	10,841	93,775
Farmer Brothers Co.*	2,421	86,067
Vector Group Ltd.	3,415	73,516

		253,358

ENERGY (4.8%)
Abraxas Petroleum Corp.*	12,316	20,814
Atwood Oceanics, Inc.	1,800	15,642
Carrizo Oil and Gas, Inc.*	1,457	59,183
CrossAmerica Partners LP	1,591	40,395
Matrix Service Co.*	1,035	19,417
Nabors Industries Ltd.	3,600	43,776
Parsley Energy, Inc. Cl A*	720	24,127
PBF Energy, Inc.	5,284	119,630
PDC Energy, Inc.*	1,010	67,731
Range Resources Corp.	1,551	60,101

		470,816

FINANCIALS (30.4%)
Allied World Assurance Co. Hldgs. AG	1,370	55,375
American Equity Investment Life Hldg. Co.	3,238	57,410
Aspen Insurance Hldgs. Ltd.	1,786	83,210
BancFirst Corp.	1,297	94,045
Bank of Marin Bancorp	1,054	52,415
Banner Corp.	2,114	92,466
Brookline Bancorp, Inc.	8,007	97,605
Bryn Mawr Bank Corp.	2,343	74,953
Charter Financial Corp.	3,866	49,794
Colony Capital, Inc. Cl A	5,587	101,851
Columbia Banking System, Inc.	851	27,845
Customers Bancorp, Inc.*	3,325	83,657
Dime Community Bancshares	3,750	62,850
Eagle Bancorp, Inc.*	1,259	62,106
Easterly Acquisition Corp.*	7,009	69,669
Ellington Financial LLC	6,953	115,907
Enterprise Financial Svcs. Corp.	2,529	79,031
First Connecticut Bancorp, Inc.	1,524	27,112
First Interstate BancSytem, Inc.	2,565	80,823
Flushing Financial Corp.	2,262	53,655
Glacier Bancorp, Inc.	2,626	74,894
Hanmi Financial Corp.	1,822	47,991
Investors Bancorp, Inc.	7,741	92,969
iShares Russell 2000 ETF	1,570	195,005
iShares Russell 2000 Value ETF	970	101,608
Janus Capital Group, Inc.	3,394	47,550
Marlin Business Svcs. Corp.	2,852	55,272
MB Financial, Inc.	1,621	61,663

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

NMI Hldgs., Inc. Cl A*	7,923	60,373
Northfield Bancorp, Inc.	5,563	89,564
Pace Hldgs. Corp.*	6,530	64,321
PrivateBancorp, Inc.	2,578	118,382
Prosperity Bancshares, Inc.	960	52,694
Selective Insurance Group, Inc.	2,010	80,119
Stock Yards Bancorp, Inc.	4,527	149,210
Stonegate Bank	670	22,613
SVB Financial Group*	1,337	147,792
TriCo Bancshares	1,302	34,855
UMB Financial Corp.	808	48,036

		2,966,690

HEALTH CARE (4.5%)
Albany Molecular Research, Inc.*	2,257	37,263
Amsurg Corp.*	1,002	67,184
Civitas Solutions, Inc.*	1,131	20,652
Emergent Biosolutions, Inc.*	766	24,152
Ensign Group, Inc.	1,080	21,740
Harvard Bioscience, Inc.*	4,866	13,236
Kindred Healthcare, Inc.	2,137	21,840
Pacific Biosciences of CA, Inc.*	6,730	60,301
Supernus Pharmaceuticals, Inc.*	5,177	128,027
Wright Medical Group NV*	1,833	44,963

		439,358

INDUSTRIALS (11.8%)
Alaska Air Group, Inc.	961	63,291
Astronics Corp.*	890	40,095
AZZ, Inc.	2,477	161,669
Covenant Transportation Group Cl A*	2,930	56,637
Deluxe Corp.	1,312	87,668
Encore Wire Corp.	2,280	83,836
Kirby Corp.*	1,030	64,025
Miller Industries, Inc.	5,582	127,214
Mueller Industries, Inc.	7,441	241,237
Orbital ATK, Inc.	1,773	135,156
Triumph Group, Inc.	1,360	37,917
VSE Corp.	1,658	56,355

		1,155,100

INFORMATION TECHNOLOGY (11.4%)
Aerohive Networks, Inc.*	5,821	35,450
Ambarella, Inc.*	350	25,764
Anixter International, Inc.*	421	27,155
Apigee Corp.*	1,720	29,928
CalAmp Corp.*	3,362	46,900
Callidus Software, Inc.*	476	8,735
Cavium, Inc.*	1,322	76,940
Cirrus Logic, Inc.*	473	25,140
Comtech Telecommunications Corp.	3,410	43,682
DTS, Inc.	1,100	46,794
Fitbit, Inc. Cl A*	1,820	27,009
LogMeIn, Inc.	642	58,030
MaxLinear, Inc. Cl A*	2,716	55,053
MKS Instruments, Inc.	1,480	73,600
Plexus Corp.*	892	41,728
Proofpoint, Inc.*	1,222	91,467
Richardson Electronics Ltd.	12,249	83,048
Rogers Corp.*	742	45,321
Sequans Communications S.A. ADR*	20,500	36,285
Stamps.com, Inc.*	620	58,596
SYNNEX Corp.	705	80,448
Virtusa Corp.*	900	22,212
Xura, Inc.*	3,068	76,700

		1,115,985

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

MATERIALS (3.6%)
Boise Cascade Co.*	2,000	50,800
Ferro Corp.*	1,733	23,933
Kaiser Aluminum Corp.	1,472	127,313
Kraton Corporation Inc.*	3,468	121,519
LSB Industries, Inc.*	1,250	10,725
Schnitzer Steel Industries, Inc. Cl A	720	15,048

		349,338

REAL ESTATE (11.2%)
Agree Realty Corp.*	300	14,832
Alexander’s, Inc.	111	46,576
Chatham Lodging Trust	3,260	62,755
Chesapeake Lodging Trust	3,104	71,082
Easterly Government Pptys.	4,660	88,913
EastGroup Properties, Inc.	533	39,207
Equity Lifestyle Properties, Inc.	1,055	81,425
FelCor Lodging Trust, Inc.	12,656	81,378
Forest City Realty Trust, Inc. Cl A	5,710	132,072
Gramercy Property Trust	2,510	24,196
Highwoods Properties, Inc.	2,467	128,580
Life Storage, Inc.	474	42,158
Parkway Properties, Inc.*	2,916	49,601
Pennsylvania REIT	3,533	81,365
Terreno Realty Corp.	2,360	64,924
The GEO Group, Inc.	1,907	45,348
Urstadt Biddle Pptys., Inc. Cl A	1,907	42,374

		1,096,786

TELECOMMUNICATION SERVICES (1.1%)
ORBCOMM, Inc.*	7,367	75,512
Shenandoah Telecommunications Co.	1,060	28,843

		104,355

UTILITIES (6.1%)
Avista Corp.	2,473	103,347
Black Hills Corp.	820	50,200
Idacorp, Inc.	1,423	111,392
Northwest Natural Gas Co.	1,263	75,919
NorthWestern Corp.	1,131	65,066
PNM Resources, Inc.	2,658	86,970
Portland General Electric Co.	1,790	76,236
Spire, Inc.	380	24,221

		593,351

TOTAL COMMON STOCKS (Cost: $7,744,621) 95.0%		9,277,180

WARRANTS:
FINANCIALS (0.1%)
Easterly Acquisition Corp. - expiring 07/29/2020*	3,504	2,102
Pace Hldgs. Corp. - expiring 10/29/2020*	6,530	2,743

		4,845

TOTAL WARRANTS (Cost: $4,056) 0.1%		4,845

TOTAL INVESTMENTS (Cost: $7,748,677) 95.1%		9,282,025

OTHER NET ASSETS 4.9%		482,236

NET ASSETS 100.0%		$9,764,261

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (16.1%)
Belmond Ltd.*	3,160	40,164
Bloomin’ Brands, Inc.	3,666	63,202
Bright Horizons Family Solutions, Inc.*	375	25,084
Cooper Tire & Rubber Co.	1,445	54,939
CST Brands, Inc.	2,131	102,480
Drew Industries, Inc.	639	62,635
Five Below, Inc.*	1,968	79,291
Haverty Furniture Cos., Inc.	4,035	80,861
Houghton Mifflin Harcourt Co.*	2,293	30,749
HSN, Inc.	1,122	44,656
Intrawest Resorts Hldgs., Inc.*	2,070	33,575
Lions Gate Entertainment Corp.	3,607	72,104
Panera Bread Co. Cl A*	280	54,522
Popeyes Louisiana Kitchen, Inc.*	389	20,671
Red Robin Gourmet Burgers, Inc.*	1,997	89,745
Select Comfort Corp.*	4,437	95,839
Steve Madden Ltd.*	1,571	54,294
Thor Industries, Inc.	700	59,290
Vista Outdoor, Inc.*	1,631	65,012

		1,129,113

CONSUMER STAPLES (3.6%)
Casey’s General Stores, Inc.	371	44,576
Vector Group Ltd.	2,298	49,486
Village Super Market, Inc. Cl A	1,775	56,818
WD-40 Co.	913	102,649

		253,529

ENERGY (1.3%)
Gulfport Energy Corp.*	1,367	38,618
Matador Resources Co.*	2,070	50,384

		89,002

FINANCIALS (5.3%)
Bank of the Ozarks, Inc.	948	36,403
FBL Financial Group, Inc. Cl A	853	54,566
Heritage Financial Corp.	2,152	38,628
Investors Bancorp, Inc.	5,585	67,076
Pinnacle Financial Partners, Inc.	925	50,024
Safety Insurance Group, Inc.	1,016	68,296
Starwood Property Trust, Inc.	2,381	53,620

		368,613

HEALTH CARE (20.6%)
Abiomed, Inc.*	495	63,647
Acadia Healthcare Co., Inc.*	1,556	77,100
ACADIA Pharmaceuticals, Inc.*	1,149	36,550
Acceleron Pharma, Inc.*	637	23,053
Acorda Therapeutics, Inc.*	959	20,024
Agios Pharmaceuticals, Inc.*	244	12,888
Alnylam Pharmaceuticals, Inc.*	235	15,928
Ani Pharmaceuticals, Inc.*	453	30,057
Anika Therapeutics, Inc.*	795	38,041
BioSpecifics Technologies Corp.*	808	36,901
Catalent, Inc.*	1,029	26,589
Cepheid, Inc.*	805	42,415
DexCom, Inc.*	521	45,671
Emergent Biosolutions, Inc.*	2,224	70,123
Ensign Group, Inc.	1,494	30,074
Insulet Corp.*	468	19,160
Integra LifeSciences Hldgs. Corp.*	255	21,050
Intersect ENT, Inc.*	1,654	26,199

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Karyopharm Therapeutics, Inc.*	1,296	12,610
Kite Pharma, Inc.*	439	24,523
Medicines Co.*	667	25,173
Neogen Corp.*	655	36,641
Neurocrine Biosciences, Inc.*	1,060	53,678
NuVasive, Inc.*	553	36,863
Omeros Corp.*	1,715	19,139
Omnicell, Inc.*	2,267	86,826
Pacific Biosciences of CA, Inc.*	2,762	24,748
Pacira Pharmaceuticals, Inc.*	477	16,323
PAREXEL International Corp.*	963	66,880
Prestige Brands Hldgs., Inc.*	585	28,238
Prothena Corp. PLC*	410	24,588
Radius Health, Inc.*	536	28,992
Repligen Corp.*	725	21,888
Sorrento Therapeutics, Inc.*	2,262	17,508
Supernus Pharmaceuticals, Inc.*	2,961	73,226
TESARO, Inc.*	586	58,741
Ultragenyx Pharmaceutical, Inc.*	484	34,335
WellCare Health Plans, Inc.*	454	53,159
West Pharmaceutical Svcs., Inc.	220	16,390
Wright Medical Group NV*	1,906	46,754

		1,442,693

INDUSTRIALS (13.1%)
Astronics Corp.*	3,932	177,132
AZZ, Inc.	1,435	93,662
BMC Stock Hldgs., Inc.*	921	16,329
Covenant Transportation Group Cl A*	3,772	72,913
EnPro Industries, Inc.	1,484	84,321
Generac Hldgs., Inc.*	943	34,231
Healthcare Svcs. Group, Inc.	2,524	99,900
John Bean Technologies Corp.	340	23,987
Mueller Water Products, Inc. Cl A	6,143	77,095
Quanex Building Products Corp.	1,535	26,494
Sun Hydraulics Corp.	1,663	53,665
Teledyne Technologies, Inc.*	582	62,815
Trex Co., Inc.*	1,573	92,367

		914,911

INFORMATION TECHNOLOGY (25.6%)
Aerohive Networks, Inc.*	3,414	20,791
Ambarella, Inc.*	1,178	86,713
Apigee Corp.*	5,335	92,829
ARRIS International PLC*	1,530	43,345
Belden, Inc.	390	26,906
CalAmp Corp.*	2,927	40,832
Callidus Software, Inc.*	1,871	34,333
Cavium, Inc.*	1,826	106,273
Cornerstone OnDemand, Inc.*	834	38,322
DTS, Inc.	1,245	52,962
Ellie Mae, Inc.*	160	16,848
EPAM Systems, Inc.*	681	47,200
Euronet Worldwide, Inc.*	535	43,779
ExlService Hldgs., Inc.*	320	15,949
Fair Isaac Corp.	245	30,525
FARO Technologies, Inc.*	944	33,937
Fitbit, Inc. Cl A*	1,440	21,370
Globant S.A.*	1,789	75,353
Imperva, Inc.*	367	19,712
inContact, Inc.*	2,010	28,100
j2 Global, Inc.	587	39,100
LogMeIn, Inc.	1,177	106,386

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Lumentum Hldgs., Inc.*	840	35,087
MAXIMUS, Inc.	838	47,397
MaxLinear, Inc. Cl A*	4,064	82,377
Monolithic Power Systems, Inc.	1,001	80,581
New Relic, Inc.*	1,605	61,504
Paycom Software, Inc.*	884	44,315
Proofpoint, Inc.*	1,382	103,443
Rapid7, Inc.*	1,893	33,411
Rogers Corp.*	577	35,243
Science Applications Int’l. Corp.	556	38,570
Sequans Communications S.A. ADR*	14,458	25,591
Take-Two Interactive Software, Inc.*	820	36,966
Talend S.A. ADR*	1,350	35,316
Tyler Technologies, Inc.*	361	61,814
Virtusa Corp.*	545	13,451
Zendisk, Inc.*	1,099	33,750

		1,790,381

MATERIALS (4.3%)
Berry Plastics Group, Inc.*	1,177	51,611
Ferro Corp.*	6,445	89,005
Kaiser Aluminum Corp.	345	29,839
Olin Corp.	1,060	21,751
Orion Engineered Carbons S.A.	1,009	18,909
PolyOne Corp.	847	28,637
U.S. Concrete, Inc.*	1,335	61,497

		301,249

REAL ESTATE (3.6%)
CubeSmart	2,007	54,711
Easterly Government Pptys.	3,595	68,593
QTS Realty Trust, Inc.	1,387	73,303
Terreno Realty Corp.	2,025	55,708

		252,315

TELECOMMUNICATION SERVICES (1.6%)
ORBCOMM, Inc.*	5,143	52,716
Shenandoah Telecommunications Co.	2,071	56,352

		109,068

UTILITIES (2.2%)
Chesapeake Utilities Corp.	1,280	78,157
Northwest Natural Gas Co.	1,293	77,722

		155,879

TOTAL COMMON STOCKS (Cost: $5,818,494) 97.3%		6,806,753

TOTAL INVESTMENTS (Cost: $5,818,494) 97.3%		6,806,753

OTHER NET ASSETS 2.7%		192,635

NET ASSETS 100.0%		$6,999,388

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (15.0%)
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	222,688
U.S. Treasury Note	AA+	1.50	08/15/26	500,000	495,137
U.S. Treasury Note	AA+	1.63	02/15/26	250,000	250,430
U.S. Treasury Strip	AA+	0.00	08/15/28	1,000,000	799,966
U.S. Treasury Strip	AA+	0.00	08/15/29	1,100,000	856,485

					2,624,706

U.S. GOVERNMENT AGENCIES (26.9%)
MORTGAGE-BACKED OBLIGATIONS (26.9%)
FHARM	AA+	2.76	02/01/36	5,318	5,619
FHARM	AA+	2.90	04/01/37	3,768	4,008
FHARM	AA+	2.90	04/01/37	5,685	5,966
FHARM	AA+	2.93	05/01/37	5,181	5,408
FHARM	AA+	4.54	09/01/39	7,071	7,456
FHARM	AA+	5.84	03/01/37	1,491	1,560
FHLMC	AA+	2.50	09/01/27	57,715	59,860
FHLMC	AA+	3.00	06/01/27	35,192	37,007
FHLMC	AA+	3.00	08/01/27	37,698	39,630
FHLMC	AA+	3.00	11/01/42	53,052	55,623
FHLMC	AA+	3.00	04/01/43	60,208	63,214
FHLMC	AA+	3.50	05/01/42	90,564	95,532
FHLMC	AA+	3.50	01/01/43	80,337	85,049
FHLMC	AA+	3.50	04/01/43	115,205	122,065
FHLMC	AA+	3.50	11/01/43	93,419	98,852
FHLMC	AA+	3.50	07/01/45	89,398	95,757
FHLMC	AA+	3.50	05/01/46	97,761	103,147
FHLMC	AA+	4.00	02/01/25	8,035	8,506
FHLMC	AA+	4.00	03/01/41	38,862	41,840
FHLMC	AA+	4.00	07/01/41	46,719	50,900
FHLMC	AA+	4.00	11/01/42	43,564	47,279
FHLMC	AA+	4.00	01/01/44	113,975	123,228
FHLMC	AA+	4.00	06/01/45	80,208	86,840
FHLMC	AA+	4.50	03/01/34	17,898	19,658
FHLMC	AA+	4.50	08/01/34	7,798	8,547
FHLMC	AA+	4.50	02/01/44	53,440	58,544
FHLMC	AA+	5.00	02/01/26	3,723	4,122
FHLMC	AA+	5.50	03/01/21	4,155	4,415
FHLMC	AA+	5.50	07/01/32	6,405	7,246
FHLMC	AA+	5.50	05/01/33	5,435	6,131
FHLMC	AA+	5.50	06/01/37	22,887	26,102
FHLMC	AA+	6.00	07/15/29	4,937	5,731
FHLMC	AA+	6.00	03/15/32	5,408	6,023
FHLMC Strip	AA+	3.00	01/15/43	72,929	76,048
FNMA	AA+	2.41	05/01/43	78,787	81,113
FNMA	AA+	3.00	09/01/29	62,712	66,200
FNMA	AA+	3.00	09/01/33	91,255	95,868
FNMA	AA+	3.00	04/25/42	91,566	94,751
FNMA	AA+	3.00	12/01/42	71,948	74,072
FNMA	AA+	3.00	02/01/43	41,478	43,148
FNMA	AA+	3.00	03/01/43	36,379	38,092
FNMA	AA+	3.00	09/01/43	118,735	123,673
FNMA	AA+	3.50	03/25/28	59,837	63,681
FNMA	AA+	3.50	03/01/32	58,305	62,158
FNMA	AA+	3.50	09/01/32	80,482	85,824
FNMA	AA+	3.50	08/01/38	55,525	58,684
FNMA	AA+	3.50	10/01/41	48,111	50,818
FNMA	AA+	3.50	12/01/41	60,103	63,472
FNMA	AA+	3.50	04/01/42	72,115	76,296
FNMA	AA+	3.50	08/01/42	69,492	73,584
FNMA	AA+	3.50	10/01/42	62,053	65,719
FNMA	AA+	3.50	12/01/42	136,396	143,886
FNMA	AA+	3.50	01/01/44	21,344	22,134
FNMA	AA+	3.50	04/01/45	177,003	188,778
FNMA	AA+	4.00	05/01/19	4,104	4,235
FNMA	AA+	4.00	07/25/26	83,311	92,032
FNMA	AA+	4.00	01/01/31	88,538	95,887
FNMA	AA+	4.00	11/01/40	42,762	46,050

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

FNMA	AA+	4.00	05/01/41	44,877	48,884
FNMA	AA+	4.00	11/01/45	94,881	102,905
FNMA	AA+	4.50	05/01/18	906	929
FNMA	AA+	4.50	05/01/19	1,801	1,853
FNMA	AA+	4.50	05/01/30	14,964	16,423
FNMA	AA+	4.50	04/01/31	19,773	21,708
FNMA	AA+	4.50	08/01/33	5,802	6,355
FNMA	AA+	4.50	08/01/33	5,275	5,791
FNMA	AA+	4.50	09/01/33	17,384	19,043
FNMA	AA+	4.50	05/01/34	3,716	4,071
FNMA	AA+	4.50	06/01/34	6,600	7,241
FNMA	AA+	4.50	08/01/35	9,912	10,857
FNMA	AA+	4.50	12/01/35	9,609	10,533
FNMA	AA+	4.50	05/01/39	23,850	26,285
FNMA	AA+	4.50	05/01/39	15,376	17,032
FNMA	AA+	4.50	05/01/40	22,268	24,624
FNMA	AA+	5.00	04/01/18	1,893	1,945
FNMA	AA+	5.00	09/01/18	1,885	1,945
FNMA	AA+	5.00	10/01/20	4,355	4,564
FNMA	AA+	5.00	06/01/33	12,902	14,395
FNMA	AA+	5.00	09/01/33	10,824	12,076
FNMA	AA+	5.00	10/01/33	13,873	15,655
FNMA	AA+	5.00	11/01/33	17,856	19,816
FNMA	AA+	5.00	03/01/34	3,336	3,715
FNMA	AA+	5.00	04/01/34	2,621	2,921
FNMA	AA+	5.00	04/01/34	6,414	7,237
FNMA	AA+	5.00	04/01/35	7,743	8,720
FNMA	AA+	5.00	06/01/35	4,265	4,739
FNMA	AA+	5.00	09/01/35	6,165	6,846
FNMA	AA+	5.00	11/25/35	19,176	21,225
FNMA	AA+	5.00	10/01/36	7,138	7,946
FNMA	AA+	5.00	05/01/39	20,199	22,425
FNMA	AA+	5.00	06/01/40	15,898	17,690
FNMA	AA+	5.50	04/01/17	36	36
FNMA	AA+	5.50	05/01/17	14	14
FNMA	AA+	5.50	09/01/19	1,390	1,446
FNMA	AA+	5.50	08/01/25	5,917	6,724
FNMA	AA+	5.50	01/01/27	2,586	2,911
FNMA	AA+	5.50	09/01/33	5,155	5,859
FNMA	AA+	5.50	10/01/33	16,190	18,574
FNMA	AA+	5.50	03/01/34	1,295	1,468
FNMA	AA+	5.50	03/01/34	5,482	6,316
FNMA	AA+	5.50	07/01/34	5,345	6,075
FNMA	AA+	5.50	09/01/34	2,514	2,855
FNMA	AA+	5.50	09/01/34	16,907	19,178
FNMA	AA+	5.50	09/01/34	17,040	19,366
FNMA	AA+	5.50	10/01/34	3,590	4,083
FNMA	AA+	5.50	02/01/35	5,321	6,054
FNMA	AA+	5.50	02/01/35	7,778	8,919
FNMA	AA+	5.50	04/01/35	8,426	9,552
FNMA	AA+	5.50	08/01/35	9,585	10,837
FNMA	AA+	5.50	11/01/35	7,591	8,633
FNMA	AA+	5.50	06/01/37	8,757	9,954
FNMA	AA+	5.50	11/01/38	2,140	2,285
FNMA	AA+	5.50	06/01/48	3,260	3,564
FNMA	AA+	6.00	04/01/23	4,775	5,466
FNMA	AA+	6.00	01/01/25	11,838	13,551
FNMA	AA+	6.00	03/01/28	6,153	7,044
FNMA	AA+	6.00	04/01/32	579	662
FNMA	AA+	6.00	05/01/32	1,129	1,307
FNMA	AA+	6.00	05/01/33	15,931	18,256
FNMA	AA+	6.00	09/01/34	7,493	8,677
FNMA	AA+	6.00	10/01/34	13,284	15,365
FNMA	AA+	6.00	11/01/34	2,428	2,779
FNMA	AA+	6.00	12/01/36	6,126	7,101
FNMA	AA+	6.00	01/01/37	6,712	7,792
FNMA	AA+	6.00	05/01/37	1,612	1,728
FNMA	AA+	6.00	07/01/37	2,828	3,237
FNMA	AA+	6.00	08/01/37	4,328	4,956
FNMA	AA+	6.00	12/01/37	1,009	1,156

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

FNMA	AA+	6.00	10/25/44	14,791	17,583
FNMA	AA+	6.00	02/25/47	13,090	14,857
FNMA	AA+	6.00	12/25/49	10,766	12,365
FNMA	AA+	6.50	03/01/17	34	34
FNMA	AA+	6.50	05/01/17	19	19
FNMA	AA+	6.50	06/01/17	308	310
FNMA	AA+	6.50	05/01/32	1,642	1,892
FNMA	AA+	6.50	05/01/32	792	913
FNMA	AA+	6.50	07/01/32	840	968
FNMA	AA+	6.50	07/01/34	5,770	6,647
FNMA	AA+	6.50	09/01/34	3,494	4,025
FNMA	AA+	6.50	09/01/36	1,578	1,772
FNMA	AA+	6.50	05/01/37	6,633	7,141
FNMA	AA+	6.50	09/01/37	2,389	2,751
FNMA	AA+	6.50	05/01/38	2,850	3,354
FNMA	AA+	7.00	09/01/31	970	1,098
FNMA	AA+	7.00	04/01/32	1,408	1,564
FNMA	AA+	7.00	01/25/44	20,272	23,328
FNMA	AA+	7.50	06/01/31	333	394
FNMA	AA+	7.50	02/01/32	1,290	1,550
FNMA	AA+	7.50	06/01/32	323	386
FNMA	AA+	8.00	04/01/32	109	117
FNMA Strip	AA+	3.00	08/25/42	68,361	71,259
GNMA (3)	AA+	4.00	08/15/41	47,556	51,771
GNMA (3)	AA+	4.00	11/15/41	19,636	21,692
GNMA (3)	AA+	4.00	01/15/42	54,677	59,076
GNMA (3)	AA+	4.00	03/20/42	33,307	35,700
GNMA (3)	AA+	4.50	04/20/31	21,385	23,315
GNMA (3)	AA+	4.50	10/15/40	40,631	46,000
GNMA (3)	AA+	4.50	06/20/41	27,530	29,729
GNMA (3)	AA+	4.50	10/20/43	47,317	52,112
GNMA (3)	AA+	5.00	10/15/24	44,220	49,970
GNMA (3)	AA+	5.00	06/20/39	40,382	44,540
GNMA (3)	AA+	5.00	11/15/39	22,515	25,223
GNMA (3)	AA+	5.00	06/20/40	19,798	21,501
GNMA (3)	AA+	5.50	01/15/36	12,101	13,696
GNMA (3)	AA+	6.50	04/15/31	157	181
GNMA (3)	AA+	6.50	10/15/31	746	890
GNMA (3)	AA+	6.50	12/15/31	122	141
GNMA (3)	AA+	6.50	05/15/32	426	491
GNMA (3)	AA+	7.00	05/15/31	668	808
GNMA (3)	AA+	7.00	05/15/32	49	51
GNMA (3)	AA+	7.00	10/20/38	225	234
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	27,185	29,985

					4,710,675

CORPORATE DEBT (57.1%)
CONSUMER DISCRETIONARY (9.9%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	80,000	86,045
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	75,000	82,822
AutoZone, Inc.	BBB	4.00	11/15/20	50,000	53,802
Brinker International, Inc.	BB+	3.88	05/15/23	10,000	9,470
Dollar General Corp.	BBB	3.25	04/15/23	85,000	87,756
Expedia, Inc.	BBB-	5.95	08/15/20	65,000	73,294
Family Dollar Stores, Inc.	BBB	5.00	02/01/21	85,000	91,588
Gap, Inc.	BB+	5.95	04/12/21	75,000	79,994
Harman Int’l. Industries, Inc.	BBB-	4.15	05/15/25	75,000	77,589
Hyatt Hotels Corp.	BBB	5.38	08/15/21	65,000	73,728
Kohl’s Corp.	BBB	3.25	02/01/23	30,000	30,202
Kohl’s Corp.	BBB	4.00	11/01/21	50,000	53,497
Lowe’s Cos., Inc.	A-	3.12	04/15/22	75,000	79,573
Marriott International, Inc.	BBB	3.00	03/01/19	85,000	87,416
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	75,000	81,161
NVR, Inc.	BBB+	3.95	09/15/22	85,000	90,513
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	75,000	79,721
Omnicom Group, Inc.	BBB+	3.63	05/01/22	10,000	10,712
Omnicom Group, Inc.	BBB+	4.45	08/15/20	75,000	82,097
Staples, Inc.	BBB-	4.38	01/12/23	85,000	87,608
Tupperware Brands Corp.	BBB-	4.75	06/01/21	100,000	109,402
Viacom, Inc.	BBB-	3.25	03/15/23	50,000	49,687
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	85,000	88,026

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Wynn Las Vegas LLC	BB+	5.38	03/15/22	85,000	88,081

					1,733,784

CONSUMER STAPLES (3.2%)
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	51,444
Edgewell Personal Care Co.	BB+	4.70	05/19/21	75,000	79,096
Ingredion, Inc.	BBB	4.63	11/01/20	65,000	71,117
Kroger Co.	BBB	2.95	11/01/21	30,000	31,277
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	95,000	101,731
Sysco Corp.	BBB+	2.60	06/12/22	55,000	56,042
Sysco Corp.	BBB+	3.75	10/01/25	50,000	53,802
Whole Foods Market, Inc.†	BBB-	5.20	12/03/25	100,000	108,610

					553,119

ENERGY (3.8%)
Cameron International Corp.	AA-	4.50	06/01/21	75,000	80,005
Energen Corp.	BB	4.63	09/01/21	85,000	83,725
EQT Corp.	BBB	4.88	11/15/21	85,000	93,072
FMC Technologies, Inc.	BBB	2.00	10/01/17	85,000	84,670
Marathon Petroleum Corp.	BBB	5.13	03/01/21	65,000	71,809
Murphy Oil Corp.	BBB-	2.50	12/01/17	65,000	66,128
Noble Corp.	BB+	7.50	03/15/19	50,000	50,500
Rowan Companies PLC	BB	4.88	06/01/22	85,000	71,825
Seacor Hldgs., Inc.	B	7.38	10/01/19	50,000	50,000
Sunoco, Inc.	BBB-	5.75	01/15/17	20,000	20,236

					671,970

FINANCIALS (10.1%)
Aflac, Inc.	A-	4.00	02/15/22	80,000	87,836
Alleghany Corp.	BBB+	5.63	09/15/20	75,000	82,988
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	85,000	93,110
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	50,000	57,079
Block Financial LLC	BBB	5.25	10/01/25	50,000	53,945
Block Financial LLC	BBB	5.50	11/01/22	30,000	32,561
Capital One Financial Corp.	BBB	4.75	07/15/21	85,000	94,587
Erac USA Finance Co.†	BBB+	6.38	10/15/17	40,000	41,916
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	20,000	21,901
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	50,000	51,073
First Republic Bank	A-	2.38	06/17/19	85,000	85,639
First Tennessee Bank	BBB-	2.95	12/01/19	75,000	76,009
Genworth Financial, Inc.	B	7.20	02/15/21	50,000	47,938
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	26,414
Hartford Financial Svcs.	BBB+	5.50	03/30/20	20,000	22,298
Lincoln National Corp.	A-	4.85	06/24/21	20,000	22,092
Markel Corp.	BBB+	5.35	06/01/21	40,000	44,893
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	75,000	83,759
Moody’s Corp.	BBB+	4.50	09/01/22	50,000	55,673
Moody’s Corp.	BBB+	5.50	09/01/20	20,000	22,516
Pacific LifeCorp.†	A-	6.00	02/10/20	65,000	72,116
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	85,000	87,128
Protective Life Corp.	A-	7.38	10/15/19	65,000	74,952
Prudential Financial, Inc.	A	4.50	11/16/21	20,000	22,401
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	75,000	81,994
Signet UK Finance PLC	BBB-	4.70	06/15/24	50,000	48,140
Stifel Financial Corp.	BBB-	4.25	07/18/24	50,000	50,576
Synchrony Financial	BBB-	3.70	08/04/26	50,000	49,644
Travelers Cos., Inc.	A	3.90	11/01/20	20,000	21,785
Unum Group	BBB	4.00	03/15/24	75,000	77,403

Voya Financial, Inc.	BBB	3.65	06/15/26	75,000	74,663

					1,765,029

HEALTH CARE (6.1%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	85,000	94,434
AmerisourceBergen Corp.	A-	4.88	11/15/19	40,000	43,756
Anthem, Inc.	A	4.35	08/15/20	50,000	54,248
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	85,000	93,015
Biogen Idec, Inc.	A-	6.88	03/01/18	50,000	53,824
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	85,000	86,632
Laboratory Corp. of America	BBB	3.75	08/23/22	85,000	90,614
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	80,000	86,244
Owens & Minor, Inc.	BBB	3.88	09/15/21	85,000	87,820
PerkinElmer, Inc.	BBB	5.00	11/15/21	85,000	93,680
Pfizer, Inc.	AA	6.05	03/30/17	75,000	76,880
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	85,000	92,479

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	85,000	93,867
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	25,000	25,862

					1,073,355

INDUSTRIALS (5.2%)
Crane Co.	BBB	2.75	12/15/18	90,000	91,751
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	85,000	86,383
Equifax, Inc.	BBB+	3.30	12/15/22	85,000	89,329
Flowserve Corp.	BBB	3.50	09/15/22	65,000	67,424
Harsco Corp.	BB-	5.75	05/15/18	85,000	86,190
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	78,406
Kennametal, Inc.	BBB-	2.65	11/01/19	85,000	85,549
L-3 Communications Corp.	BBB-	4.75	07/15/20	75,000	81,899
Pentair PLC	BBB-	5.00	05/15/21	75,000	78,291
Pitney Bowes, Inc.	BBB	5.25	01/15/37	75,000	74,983
Southwest Airlines Co.	BBB	2.75	11/06/19	85,000	87,688

					907,893

INFORMATION TECHNOLOGY (6.1%)
Adobe Systems, Inc.	A-	4.75	02/01/20	85,000	93,498
Applied Materials, Inc.	A-	3.90	10/01/25	100,000	110,543
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	85,000	89,879
Avnet, Inc.	BBB-	5.88	06/15/20	80,000	88,986
eBay, Inc.	BBB+	2.88	08/01/21	75,000	77,232
Fiserv, Inc.	BBB	4.75	06/15/21	85,000	95,277
Ingram Micro, Inc.	BBB-	5.00	08/10/22	25,000	25,706
Ingram Micro, Inc.	BBB-	5.25	09/01/17	55,000	56,584
Lam Research Corp.	BBB	2.75	03/15/20	75,000	76,754
Lexmark International, Inc.	BBB-	5.13	03/15/20	10,000	10,475
Lexmark International, Inc.	BBB-	6.65	06/01/18	75,000	79,540
Symantec Corp.	BBB-	4.20	09/15/20	85,000	88,613
Tech Data Corp.	BBB-	3.75	09/21/17	85,000	86,523
Total System Services, Inc.	BBB-	3.75	06/01/23	85,000	87,225

					1,066,835

MATERIALS (6.1%)
Albemarle Corp.	BBB-	4.50	12/15/20	85,000	91,810
Alcoa, Inc.	BBB-	6.75	07/15/18	85,000	91,588
Carpenter Technology Corp.	BBB	4.45	03/01/23	85,000	84,032
Domtar Corp.	BBB-	4.40	04/01/22	85,000	89,852
Eastman Chemical Co.	BBB	4.50	01/15/21	50,000	54,527
Freeport-McMoRan Copper & Gold	BB-	3.55	03/01/22	85,000	77,350
Goldcorp, Inc.	BBB+	2.13	03/15/18	85,000	85,277
Kinross Gold Corp.	BB+	5.13	09/01/21	20,000	20,600
Methanex Corp.	BB+	3.25	12/15/19	85,000	84,040
Newmont Mining Corp.	BBB	3.50	03/15/22	85,000	88,284
Packaging Corp. of America	BBB	3.90	06/15/22	50,000	52,873
Packaging Corp. of America	BBB	4.50	11/01/23	30,000	32,932
Southern Copper Corp.	BBB	3.50	11/08/22	85,000	85,618
Teck Resources Ltd.	B+	4.75	01/15/22	75,000	73,500
Vulcan Materials Co.	BBB	7.00	06/15/18	40,000	43,100

					1,055,383

REAL ESTATE (3.8%)
American Tower Corp.	BBB-	4.50	01/15/18	85,000	88,159
Boston Properties LP	A-	3.85	02/01/23	65,000	69,473
Government Pptys. Income Trust	BBB-	3.75	08/15/19	20,000	20,490
Healthcare Realty Trust	BBB	3.75	04/15/23	85,000	87,170
Hospitality Properties Trust	BBB-	5.00	08/15/22	85,000	92,277
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	85,000	90,990
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	30,000	30,712
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	50,000	53,156
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	65,000	72,166
Welltower, Inc.	BBB	3.75	03/15/23	10,000	10,501
Welltower, Inc.	BBB	6.13	04/15/20	50,000	56,638

					671,732

TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	BBB+	3.00	06/30/22	75,000	77,108
Verizon Communications, Inc.	BBB+	4.50	09/15/20	40,000	43,895

					121,003

UTILITIES (2.1%)
Constellation Energy	BBB-	5.15	12/01/20	50,000	55,598
Entergy Corp.	BBB	5.13	09/15/20	85,000	94,325
Exelon Generation Co. LLC	BBB	4.25	06/15/22	30,000	32,196

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

National Fuel Gas Co.	BBB	4.90	12/01/21	75,000	80,959
SCANA Corp.	BBB	4.13	02/01/22	85,000	88,855
Talen Energy Supply LLC	B+	4.60	12/15/21	30,000	22,275

					374,208

TOTAL LONG-TERM DEBT SECURITIES (Cost: $16,573,658) 99.0%					17,329,692

TOTAL INVESTMENTS (Cost: $16,573,658) 99.0%					17,329,692

OTHER NET ASSETS 1.0%					167,785

NET ASSETS 100.0%					$17,497,477

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (22.8%)
U.S. Treasury Bill	A-1+	0.18	01/05/17	400,000	399,715
U.S. Treasury Bill	A-1+	0.22	10/27/16	500,000	499,921
U.S. Treasury Bill	A-1+	0.22	12/22/16	500,000	499,753
U.S. Treasury Bill	A-1+	0.25	11/03/16	500,000	499,888
U.S. Treasury Bill	A-1+	0.27	11/10/16	1,000,000	999,700
U.S. Treasury Bill	A-1+	0.28	11/10/16	600,000	599,813
U.S. Treasury Bill	A-1+	0.28	11/10/16	500,000	499,847
U.S. Treasury Bill	A-1+	0.31	10/20/16	600,000	599,902
U.S. Treasury Bill	A-1+	0.32	12/29/16	1,000,000	999,355

					5,597,894

U.S. GOVERNMENT AGENCIES (16.3%)
FHLB	A-1+	0.25	11/25/16	500,000	499,805
FHLB	A-1+	0.23	11/14/16	700,000	699,803
FHLB	A-1+	0.26	11/18/16	500,000	499,856
FHLB	A-1+	0.26	11/23/16	700,000	699,732
FHLB	A-1+	0.28	10/21/16	160,000	159,975
FHLB	A-1+	0.29	10/07/16	700,000	699,966
FHLB	A-1+	0.29	11/14/16	250,000	249,910
FHLB	A-1+	0.30	11/04/16	300,000	299,915
FHLB	A-1+	0.35	12/09/16	192,000	191,906

					4,000,868

COMMERCIAL PAPER (60.3%)
Apple, Inc.†	A-1+	0.46	11/07/16	600,000	599,716
Chevron Corp.†	A-1+	0.40	10/17/16	250,000	249,956
Chevron Corp.†	A-1+	0.45	10/11/16	500,000	499,937
Coca-Cola Co.†	A-1	0.46	11/14/16	500,000	499,719
Disney (Walt) Co.†	A-1	0.41	10/13/16	500,000	499,932
Disney (Walt) Co.†	A-1	0.41	10/14/16	250,000	249,963
Emerson Electric Co.†	A-1	0.43	10/07/16	299,000	298,979
Emerson Electric Co.†	A-1	0.45	10/26/16	500,000	499,844
Exxon Mobil Corp.	A-1+	0.49	11/01/16	500,000	499,789
Hershey Co.†	A-1	0.43	10/18/16	700,000	699,858
Honeywell International†	A-1	0.48	10/12/16	1,100,000	1,099,838
Illinois Tool Works, Inc.†	A-1	0.41	10/20/16	650,000	649,859
Intercontinental Exchange, Inc.†	A-1	0.54	11/08/16	650,000	649,629
J.P. Morgan Securities LLC	A-1	0.45	10/07/16	180,000	179,987
J.P. Morgan Securities LLC	A-1	0.60	10/17/16	110,000	109,971
Microsoft Corp.†	A-1+	0.46	10/06/16	900,000	899,942
National Rural Utilities	A-1	0.43	10/24/16	700,000	699,808
NIKE, Inc.†	A-1+	0.37	10/21/16	750,000	749,846
Novartis Finance Corp.†	A-1+	0.40	11/09/16	300,000	299,870
Novartis Finance Corp.†	A-1+	0.53	11/10/16	500,000	499,705
Pfizer, Inc.†	A-1+	0.45	10/03/16	750,000	749,981
QUALCOMM, Inc.†	A-1+	0.40	10/26/16	750,000	749,792
San Diego Gas & Electric Co.†	A-1	0.55	11/21/16	500,000	499,610
Simon Ppty. Group LP†	A-1	0.49	10/06/16	300,000	299,980
Simon Ppty. Group LP†	A-1	0.50	10/19/16	250,000	249,937
Simon Ppty. Group LP†	A-1	0.50	10/25/16	250,000	249,917
Toyota Motor Credit Corp.	A-1+	0.62	10/13/16	650,000	649,865
Unilever Capital Corp.†	A-1	0.45	10/11/16	900,000	899,887

					14,785,117

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $24,383,796) 99.4%					24,383,879

TOTAL INVESTMENTS (Cost: $24,383,796) 99.4%					24,383,879

OTHER NET ASSETS 0.6%					152,100

NET ASSETS 100.0%					$24,535,979

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

BOND FUND	$382,744	2.2%
MONEY MARKET FUND	$12,645,697	51.5%

(1)	Percentage is less than 0.05%.

(2)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

Information on futures contracts outstanding in the Funds as of September 30, 2016, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain (Loss)	Face Value of Futures as a Percentage of Total Investments

EQUITY INDEX FUND	7	E-mini S&P 500 Stock Index	P	December 2016	$756,140	$15,456	2.0%
MID-CAP EQUITY INDEX FUND	2	E-mini S&P MidCap 400 Stock Index	P	December 2016	$309,920	$5,100	1.5%
(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(3)	U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2016, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of September 30, 2016. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2016:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$6,446,709	-	-		$6,446,709
Common Stock - Active	$4,290,509	-	$8,550	(b)	$4,299,059
Warrants - Active	$543	-	-		$543
	$10,737,761	-	$8,550		$10,746,311

Equity Index Fund
Common Stock	$36,398,166	-	-		$36,398,166
Short-Term Debt Securities	-	$499,804	-		$499,804
	$36,398,166	$499,804	-		$36,897,970

Mid-Cap Equity Index Fund
Common Stock	$20,424,827	-	-		$20,424,827
Short-Term Debt Securities	-	$159,895	-		$159,895
	$20,424,827	$159,895	-		$20,584,722

Small Cap Value Fund
Common Stock	$9,200,480	-	$76,700	(b)	$9,277,180
Warrants	$4,845	-	-		$4,845
	$9,205,325	-	$76,700		$9,282,025

Small Cap Growth Fund
Common Stock	$6,806,753	-	-		$6,806,753

Bond Fund
U.S. Government Debt	-	$2,624,706	-		$2,624,706
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$4,710,675	-		$4,710,675
Long-Term Corporate Debt	-	$9,994,311	-		$9,994,311
	-	$17,329,692	-		$17,329,692

Money Market Fund
U.S. Government Debt	-	$5,597,894	-		$5,597,894
U.S. Government Agency Short-Term Debt	-	$4,000,868	-		$4,000,868
Commercial Paper	-	$14,785,117	-		$14,785,117
	-	$24,383,879	-		$24,383,879
Other Financial Instruments:*
Equity Index Fund	$15,456	-	-		$15,456
Mid-Cap Equity Index Fund	$5,100	-	-		$5,100

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(b) Reflects security issued by Xura, Inc. included in the Information Technology section of the active asset segment of the All America Fund portfolio and in the Small Cap Value Fund portfolio.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Nine Months Ended September 30, 2016
	Balance December 31, 2015	Change in Unrealized Gains (Losses)	Transfers Into Level 3 (c)	Transfers Out of Level 3	Balance September 30, 2016	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of September 30, 2016
All America Fund - Active Common Stock	-	-	$8,550	-	$8,550	-
Small Cap Value Fund - Common Stock	-	-	$76,700	-	$76,700	-

(c) Reflects transfers into Level 3 from Level 1 as a result of a security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of equity securities is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at September 30, 2016 for each of the Funds were as follows.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$2,340,377	$8,219,140	$4,404,765	$1,896,707
Unrealized Depreciation	(342,227)	(1,146,123)	(1,270,207)	(372,183)

Net	$1,998,150	$7,073,017	$3,134,558	$1,524,524

Tax Cost of Investments	$8,748,161	$29,824,953	$17,450,164	$7,757,501

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,315,168	$810,111	$179
Unrealized Depreciation	(335,325)	(54,400)	(96)

Net	$979,843	$755,711	$83

Tax Cost of Investments	$5,826,910	$16,573,981	$24,383,796

Differences in basis between amounts reflected in the Portfolios of Investments in Securities and those computed for federal income tax purposes arise from the federal income tax treatment of wash sales and futures contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board, President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of Mutual of America Institutional Funds, Inc.

Date:	November 23, 2016

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Executive Vice President, Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	November 23, 2016